                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09819
                  Securities Act of 1933 file number: 333-30810

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5501
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)               Copy to:

         Nancy L. Conlin, Secretary              Timothy W. Diggins, Esq.
     Vice President and Managing Counsel             Ropes & Gray LLP
     State Street Bank and Trust Company         One International Place
     4 Copley Place, 5th floor CPH 0326      Boston, Massachusetts 02110-2624
         Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1: SHAREHOLDER REPORT

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                   (UNAUDITED)

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the below listed funds (the "Funds"), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective "Portfolio"). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                       BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
INSTITUTIONAL CLASS SHARES          JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
--------------------------          ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                   $1,000.00        $1,003.57         $0.75
Tax Free Money Market Fund             $1,000.00        $1,003.82         $0.99
U.S. Government Money Market Fund      $1,000.00        $1,001.87         $0.65
Treasury Money Market Fund             $1,000.00        $1,000.20         $0.55
Treasury Plus Money Market Fund        $1,000.00        $1,000.29         $0.69

STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                       BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
INSTITUTIONAL CLASS SHARES          JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
--------------------------          ---------------   -------------   -------------
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Liquid Reserves Fund                   $1,000.00        $1,024.05         $0.75
Tax Free Money Market Fund             $1,000.00        $1,023.80         $1.00
U.S. Government Money Market Fund      $1,000.00        $1,024.15         $0.65
Treasury Money Market Fund             $1,000.00        $1,024.25         $0.55
Treasury Plus Money Market Fund        $1,000.00        $1,024.10         $0.70

* The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund's Institutional Class Shares annualized average weighted expense ratio as of June 30, 2009, which includes each Fund's proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund                0.15%
Tax Free Money Market Fund          0.20%
U.S. Government Money Market Fund   0.13%
Treasury Money Market Fund          0.11%
Treasury Plus Money Market Fund     0.14%

     The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

Six Months Ended June 30, 2009

                                       BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
INVESTMENT CLASS SHARES             JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
-----------------------             ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Liquid Reserves Fund                   $1,000.00        $1,001.83         $2.48
Tax Free Money Market Fund             $1,000.00        $1,002.14         $2.63
U.S. Government Money Market Fund      $1,000.00        $1,000.34         $2.23
Treasury Money Market Fund             $1,000.00        $1,000.00         $0.74
Treasury Plus Money Market Fund        $1,000.00        $1,000.00         $1.04

STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                       BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
INVESTMENT CLASS SHARES             JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
-----------------------             ---------------   -------------   -------------
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)
Liquid Reserves Fund                   $1,000.00        $1,022.32         $2.51
Tax Free Money Market Fund             $1,000.00        $1,022.17         $2.66
U.S. Government Money Market Fund      $1,000.00        $1,022.56         $2.26
Treasury Money Market Fund             $1,000.00        $1,024.05         $0.75
Treasury Plus Money Market Fund        $1,000.00        $1,023.75         $1.05

* The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund's Investment Class Shares annualized average weighted expense ratio as of June 30, 2009, which includes each Fund's proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund                0.50%
Tax Free Money Market Fund          0.53%
U.S. Government Money Market Fund   0.45%
Treasury Money Market Fund          0.15%
Treasury Plus Money Market Fund     0.21%

     The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the numbed of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

                                         LIQUID         TAX FREE     U.S. GOVERNMENT      TREASURY      TREASURY PLUS
                                        RESERVES      MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                          FUND            FUND             FUND             FUND             FUND
                                     --------------   ------------   ---------------   --------------   -------------
ASSETS
   Investment in corresponding
      Portfolio, at value
      (Note 1)                       $9,463,780,825   $483,886,854    $2,870,911,824  $3,114,191,624    $359,377,169
   Receivable from Adviser
      and Distributor (Note 3)                   --         22,682            73,403         255,377          37,177
   Temporary Guarantee
      Program prepaid expense
      (Note 5)                              659,715         36,094                --              --              --
   Other prepaid expenses                    62,258          7,409            16,757          16,098          12,458
                                     --------------   ------------    --------------  --------------    ------------
         Total assets                 9,464,502,798    483,953,039     2,871,001,984   3,114,463,099     359,426,804
                                     --------------   ------------    --------------  --------------    ------------
LIABILITIES
      Administration and
         custody fees (Note 3)                3,326          3,329             3,301           3,295           3,297
      Distribution fees (Note 3)             72,008         29,633            74,974          78,837          10,724
      Dividends payable                     312,402          3,628            41,702           1,715           1,756
      Registration and filing fees            9,425          9,931            19,805          26,863          38,473
      Shareholder servicing fee
         (Note 3)                           180,021         74,083           187,435         197,093          26,291
      Professional fees                      11,430         11,869            14,855          11,822          11,826
      Transfer agent fees                     1,176          4,642             4,501           4,482           4,456
      Accrued expenses and
         other liabilities                    1,345            588               410           2,608           2,610
                                     --------------   ------------    --------------  --------------    ------------
         Total liabilities                  591,133        137,703           346,983         326,715          99,433
                                     --------------   ------------    --------------  --------------    ------------
NET ASSETS                           $9,463,911,665   $483,815,336    $2,870,655,001  $3,114,136,384    $359,327,371
                                     ==============   ============    ==============  ==============    ============
NET ASSETS CONSIST OF:
   Paid in capital                   $9,463,756,288   $483,804,670    $2,870,384,780  $3,114,002,189    $359,244,068
   Undistributed net
      investment income                       2,656         16,454           270,221         100,763          66,652
   Accumulated net realized
      gain (loss)                           152,721         (5,788)               --          33,432          16,651
                                     --------------   ------------    --------------  --------------    ------------
NET ASSETS                           $9,463,911,665   $483,815,336    $2,870,655,001  $3,114,136,384    $359,327,371
                                     ==============   ============    ==============  ==============    ============
TOTAL NET ASSETS
   Institutional Class               $8,557,938,148   $106,958,264    $1,955,480,891  $2,193,119,581    $225,608,937
                                     ==============   ============    ==============  ==============    ============
   Investment Class                  $  905,973,517   $376,857,072    $  915,174,110  $  921,016,803    $133,718,434
                                     ==============   ============    ==============  ==============    ============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING
   Institutional Class                8,557,802,345    106,955,825     1,955,480,890   2,193,119,761     225,596,925
                                     ==============   ============    ==============  ==============    ============
   Investment Class                     905,953,943    376,853,138       915,174,110     920,983,191     133,713,795
                                     ==============   ============    ==============  ==============    ============
OFFERING, NET ASSET VALUE
   AND REDEMPTION PRICE PER
   SHARE
   Institutional Class               $         1.00   $       1.00    $         1.00  $         1.00    $       1.00
                                     ==============   ============    ==============  ==============    ============
   Investment Class                  $         1.00   $       1.00    $         1.00  $         1.00    $       1.00
                                     ==============   ============    ==============  ==============    ============

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                         LIQUID         TAX FREE     U.S. GOVERNMENT      TREASURY      TREASURY PLUS
                                        RESERVES      MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                          FUND            FUND             FUND             FUND             FUND
                                     --------------   ------------   ---------------   --------------   -------------
INCOME
   Interest income allocated from
      Portfolio (Note 2)               $35,646,688     $1,965,347      $ 6,977,477      $ 1,707,020       $ 653,327
   Expenses allocated from
      Portfolio (Note 2)                (4,514,689)      (239,061)      (1,695,874)      (1,408,247)       (428,940)
                                       -----------     ----------      -----------      -----------       ---------
                                        31,131,999      1,726,286        5,281,603          298,773         224,387
                                       -----------     ----------      -----------      -----------       ---------
EXPENSES
   Administration and custody fees
      (Note 3)                              18,642         18,646           18,618           18,612          18,614
   Transfer agent fees                      29,175         26,195           26,226           26,207          26,175
   Professional fees                        12,166         12,105           15,086           12,052          12,056
   Registration and filing fees             35,117         13,174           25,628           26,155           6,216
   Shareholder servicing fee -
      Investment Class (Note 3)          1,021,790        425,545        1,405,690        1,222,507         202,109
   Distribution fees -
      Investment Class (Note 3)            408,716        170,218          562,276          489,003          80,844
   Temporary Guarantee Program
      fees (Note 5)                      1,552,130         84,919               --               --              --
   Other expenses                           28,173         12,362           16,992           16,482          14,677
                                       -----------     ----------      -----------      -----------       ---------
      Total Expenses                     3,105,909        763,164        2,070,516        1,811,018         360,691
   Less: Fees waived (Note 3)                   --        (22,682)        (195,588)      (1,757,133)       (284,698)
                                       -----------     ----------      -----------      -----------       ---------
      Total Net Expenses                 3,105,909        740,482        1,874,928           53,885          75,993
                                       -----------     ----------      -----------      -----------       ---------
NET INVESTMENT INCOME                  $28,026,090     $  985,804      $ 3,406,675      $   244,888       $ 148,394
                                       ===========     ==========      ===========      ===========       =========
Net realized gain allocated from
   Portfolio on investment
   transactions                        $    34,259     $       --      $        --      $     7,309       $   4,611
                                       -----------     ----------      -----------      -----------       ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           $28,060,349     $  985,804      $ 3,406,675      $   252,197       $ 153,005
                                       ===========     ==========      ===========      ===========       =========

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                     LIQUID RESERVES FUND              TAX FREE MONEY MARKET FUND
                                             -----------------------------------   ----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2009      DECEMBER 31,       JUNE 30, 2009      DECEMBER 31,
                                                (UNAUDITED)           2008            (UNAUDITED)           2008
                                             ----------------   ----------------   ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM:
OPERATIONS
   Net investment income                     $     28,026,090   $    220,808,686    $     985,804     $     9,402,896
   Net realized gain (loss) on investments             34,259            125,410               --              (5,788)
                                             ----------------   ----------------    -------------     ---------------
      Net increase in net assets from
         operations                                28,060,349        220,934,096          985,804           9,397,108
                                             ----------------   ----------------    -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class                         (26,576,630)      (202,451,995)        (264,230)         (2,906,749)
      Investment Class                             (1,449,460)       (18,356,691)        (721,574)         (6,496,147)
                                             ----------------   ----------------    -------------     ---------------
      Total dividends declared                    (28,026,090)      (220,808,686)        (985,804)         (9,402,896)
                                             ----------------   ----------------    -------------     ---------------
NET INCREASE (DECREASE) FROM CAPITAL
   SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                                 12,135,002,778     26,439,839,865      506,197,567         732,782,120
   Reinvestment of distributions                   24,513,836        197,305,566          226,931           2,439,941
   Shares redeemed                            (11,376,103,873)   (25,065,922,411)    (464,637,649)       (816,618,455)
                                             ----------------   ----------------    -------------     ---------------
      Net increase (decrease) from capital
         share transactions                       783,412,741      1,571,223,020       41,786,849         (81,396,394)
                                             ----------------   ----------------    -------------     ---------------
INVESTMENT CLASS
   Shares sold                                  1,088,168,900      1,558,203,803      272,711,710       1,365,964,037
   Reinvestment of distributions                           --                 --               --                  --
   Shares redeemed                               (951,482,222)    (1,447,752,837)    (218,835,513)     (1,343,188,694)
                                             ----------------   ----------------    -------------     ---------------
      Net increase from
         capital share transactions               136,686,678        110,450,966       53,876,197          22,775,343
                                             ----------------   ----------------    -------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS             920,133,678      1,681,799,396       95,663,046         (58,626,839)
NET ASSETS
   Beginning of period                          8,543,777,987      6,861,978,591      388,152,290         446,779,129
                                             ----------------   ----------------    -------------     ---------------
   End of period                             $  9,463,911,665   $  8,543,777,987    $ 483,815,336     $   388,152,290
                                             ================   ================    =============     ===============
Undistributed net investment income          $          2,656   $          2,656    $      16,454     $        16,454
                                             ================   ================    =============     ===============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                                 12,135,002,778     26,439,839,865      506,197,567         732,782,120
   Reinvestment of distributions                   24,513,836        197,305,566          226,931           2,439,941
   Shares redeemed                            (11,376,103,873)   (25,065,922,411)    (464,637,649)       (816,618,455)
                                             ----------------   ----------------    -------------     ---------------
      Net increase (decrease) in shares           783,412,741      1,571,223,020       41,786,849         (81,396,394)
                                             ================   ================    =============     ===============
INVESTMENT CLASS
   Shares sold                                  1,088,168,900      1,558,203,803      272,711,710       1,365,964,037
   Reinvestment of distributions                           --                 --               --                  --
   Shares redeemed                               (951,482,222)    (1,447,752,837)    (218,835,513)     (1,343,188,694)
                                             ----------------   ----------------    -------------     ---------------
      Net increase in shares                      136,686,678        110,450,966       53,876,197          22,775,343
                                             ================   ================    =============     ===============

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                              U.S. GOVERNMENT MONEY MARKET FUND        TREASURY MONEY MARKET FUND
                                             -----------------------------------   ----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2009      DECEMBER 31,       JUNE 30, 2009      DECEMBER 31,
                                                (UNAUDITED)           2008            (UNAUDITED)           2008
                                             ----------------   ----------------   ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM:
OPERATIONS
   Net investment income                      $     3,406,675   $    32,232,461    $       244,888    $     9,867,025
   Net realized gain on investments                        --                --              7,309            251,491
                                              ---------------   ---------------    ---------------    ---------------
      Net increase in net assets from
         operations                                 3,406,675        32,232,461            252,197         10,118,516
                                              ---------------   ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class                          (2,952,679)      (10,725,117)          (244,887)        (4,628,479)
      Investment Class                               (453,996)      (21,507,344)                (1)        (5,238,546)
   Net realized gain on investments
      Institutional Class                                  --                --                 --           (112,043)
      Investment Class                                     --                --                 --           (122,060)
                                              ---------------   ---------------    ---------------    ---------------
         Total dividends declared                  (3,406,675)      (32,232,461)          (244,888)       (10,101,128)
                                              ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM CAPITAL
   SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                                  3,295,846,430     2,849,055,280      2,539,808,075      3,806,097,182
   Reinvestment of distributions                    2,516,015         8,867,456            237,023          4,564,670
   Shares redeemed                             (3,002,457,138)   (1,261,536,757)    (1,383,191,906)    (2,811,393,652)
                                              ---------------   ---------------    ---------------    ---------------
      Net increase from capital share
         transactions                             295,905,307     1,596,385,979      1,156,853,192        999,268,200
                                              ---------------   ---------------    ---------------    ---------------
INVESTMENT CLASS
   Shares sold                                  1,527,129,716     6,182,568,768        531,127,171      4,916,327,114
   Reinvestment of distributions                          996            59,369                 --                 68
   Shares redeemed                             (1,910,449,806)   (5,893,070,790)      (694,613,425)    (4,323,831,074)
                                              ---------------   ---------------    ---------------    ---------------
      Net increase (decrease) from capital
         share transactions                      (383,319,094)      289,557,347       (163,486,254)       592,496,108
                                              ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS             (87,413,787)    1,885,943,326        993,374,247      1,591,781,696
NET ASSETS
   Beginning of period                          2,958,068,788     1,072,125,462      2,120,762,137        528,980,441
                                              ---------------   ---------------    ---------------    ---------------
   End of period                              $ 2,870,655,001   $ 2,958,068,788    $ 3,114,136,384    $ 2,120,762,137
                                              ===============   ===============    ===============    ===============
Undistributed net investment income           $       270,221   $       270,221    $       100,763    $       100,763
                                              ===============   ===============    ===============    ===============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                                  3,295,846,430     2,849,055,281      2,539,808,075      3,806,097,182
   Reinvestment of distributions                    2,516,015         8,867,456            237,023          4,564,670
   Shares redeemed                             (3,002,457,138)   (1,261,536,757)    (1,383,191,906)    (2,811,393,652)
                                              ---------------   ---------------    ---------------    ---------------
      Net increase in shares                      295,905,307     1,596,385,980      1,156,853,192        999,268,200
                                              ===============   ===============    ===============    ===============
INVESTMENT CLASS
   Shares sold                                  1,527,129,715     6,182,568,768        531,127,171      4,916,327,114
   Reinvestment of distributions                          996            59,369                 --                 68
   Shares redeemed                             (1,910,449,806)   (5,893,070,790)      (694,613,425)    (4,323,831,074)
                                              ---------------   ---------------    ---------------    ---------------
      Net increase (decrease) in shares          (383,319,095)      289,557,347       (163,486,254)       592,496,108
                                              ===============   ===============    ===============    ===============

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  TREASURY PLUS MONEY MARKET FUND
                                                                ----------------------------------
                                                                SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009       DECEMBER 31,
                                                                   (UNAUDITED)           2008
                                                                ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM:
OPERATIONS
   Net investment income                                        $       148,394    $     8,095,519
   Net realized gain on investments                                       4,611             12,040
                                                                ---------------    ---------------
      Net increase in net assets from operations                        153,005          8,107,559
                                                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class                                              (148,394)        (4,620,741)
      Investment Class                                                       --         (3,474,778)
                                                                ---------------    ---------------
         Total dividends declared                                      (148,394)        (8,095,519)
                                                                ---------------    ---------------
NET INCREASE (DECREASE) FROM CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
   Shares sold                                                      706,030,646      3,348,089,218
   Reinvestment of distributions                                         88,991            963,791
   Shares redeemed                                               (1,218,151,401)    (2,819,325,076)
                                                                ---------------    ---------------
      Net increase (decrease) from capital share transactions      (512,031,764)       529,727,933
                                                                ---------------    ---------------
INVESTMENT CLASS
   Shares sold                                                      229,128,466      1,270,385,787
   Reinvestment of distributions                                             --                 --
   Shares redeemed                                                 (310,996,246)    (1,308,549,515)
                                                                ---------------    ---------------
      Net decrease from capital share transactions                  (81,867,780)       (38,163,728)
                                                                ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                              (593,894,933)       491,576,245
NET ASSETS
   Beginning of period                                              953,222,304        461,646,059
                                                                ---------------    ---------------
   End of period                                                $   359,327,371    $   953,222,304
                                                                ===============    ===============
Undistributed net investment income                             $        66,652    $        66,652
                                                                ===============    ===============
CHANGE IN SHARES
INSTITUTIONAL CLASS
   Shares sold                                                      706,030,646      3,348,089,218
   Reinvestment of distributions                                         88,991            963,791
   Shares redeemed                                               (1,218,151,401)    (2,819,325,076)
                                                                ---------------    ---------------
      Net increase (decrease) in shares                            (512,031,764)       529,727,933
                                                                ===============    ===============
INVESTMENT CLASS
   Shares sold                                                      229,128,466      1,270,385,786
   Reinvestment of distributions                                             --                 --
   Shares redeemed                                                 (310,996,246)    (1,308,549,515)
                                                                ---------------    ---------------
      Net decrease in shares                                        (81,867,780)       (38,163,729)
                                                                ===============    ===============

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

                                    NET ASSET                    GAIN                   DISTRIBUTIONS
                                      VALUE         NET         (LOSS)     TOTAL FROM      FROM NET
                                    BEGINNING   INVESTMENT        ON       INVESTMENT     INVESTMENT
PERIOD ENDED DECEMBER 31,           OF PERIOD     INCOME     INVESTMENTS   OPERATIONS       INCOME
-------------------------           ---------   ----------   -----------   ----------   -------------
LIQUID RESERVES FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      $0.0036     $0.0000(d)     $0.0036        $(0.0036)
      2008                           $1.0000      $0.0278     $0.0000(d)     $0.0278        $(0.0278)
      2007                           $1.0000      $0.0516     $0.0000(d)     $0.0516        $(0.0516)
      2006                           $1.0000      $0.0496     $    --        $0.0496        $(0.0496)
      2005                           $1.0000      $0.0315     $0.0000(d)     $0.0315        $(0.0315)
      2004(e)                        $1.0000      $0.0066     $    --        $0.0066        $(0.0066)
   INVESTMENT CLASS
      2009**                         $1.0000      $0.0018     $0.0000(d)     $0.0018        $(0.0018)
      2008                           $1.0000      $0.0243     $0.0000(d)     $0.0243        $(0.0243)
      2007(e)                        $1.0000      $0.0097     $    --        $0.0097        $(0.0097)
TAX FREE MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      $0.0038     $    --        $0.0038        $(0.0038)
      2008                           $1.0000      $0.0229     $0.0000(d)     $0.0229        $(0.0229)
      2007(e)                        $1.0000      $0.0309     $0.0000(d)     $0.0309        $(0.0309)
   INVESTMENT CLASS
      2009**                         $1.0000      $0.0021     $    --        $0.0021        $(0.0021)
      2008                           $1.0000      $0.0194     $0.0000(d)     $0.0194        $(0.0194)
      2007(e)                        $1.0000      $0.0065     $0.0000(d)     $0.0065        $(0.0065)
U.S. GOVERNMENT MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      $0.0019     $    --        $0.0019        $(0.0019)
      2008                           $1.0000      $0.0215     $    --        $0.0215        $(0.0215)
      2007(e)                        $1.0000      $0.0081     $    --        $0.0081        $(0.0081)
   INVESTMENT CLASS
      2009**                         $1.0000      $0.0004     $    --        $0.0004        $(0.0004)
      2008                           $1.0000      $0.0180     $    --        $0.0180        $(0.0180)
      2007(e)                        $1.0000      $0.0084     $    --        $0.0084        $(0.0084)

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)  Amount is less than $0.00005 per share.

(e) The Fund's Institutional shares commenced operations on August 12, 2004, February 7, 2007, and October 25, 2007, respectively.

     The Fund's Investment shares commenced operations on October 15, 2007, October 12, 2007, and October 17, 2007, respectively.

*    Annualized.

**   For the six months ended June 30, 2009 (Unaudited).

                       See Notes to Financial Statements.

                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(a)
                                    NET ASSET   ---------------------------------------------------------------     NET ASSETS
                                      VALUE                                           NET          VOLUNTARY          END OF
                                       END        TOTAL       GROSS       NET     INVESTMENT        EXPENSE           PERIOD
PERIOD ENDED DECEMBER 31,           OF PERIOD   RETURN(b)   EXPENSES   EXPENSES     INCOME     REIMBURSEMENT(c)   (000S OMITTED)
-------------------------           ---------   ---------   --------   --------   ----------   ----------------   --------------
LIQUID RESERVES FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      0.36%      0.15%*     0.15%*      0.70%*             --           $8,557,938
      2008                           $1.0000      2.82%      0.11%      0.11%       2.78%              --           $7,774,494
      2007                           $1.0000      5.28%      0.13%      0.11%       5.14%            0.02%          $6,203,162
      2006                           $1.0000      5.07%      0.17%      0.12%       5.07%            0.03%          $6,194,720
      2005                           $1.0000      3.19%      0.17%      0.14%       3.30%            0.01%          $1,639,747
      2004(e)                        $1.0000      0.66%      0.23%*     0.15%*      1.67%*             --           $  381,638
   INVESTMENT CLASS
      2009**                         $1.0000      0.18%      0.50%*     0.50%*      0.35%*             --           $  905,974
      2008                           $1.0000      2.46%      0.46%      0.46%       2.41%              --           $  769,284
      2007(e)                        $1.0000      0.97%      0.45%*     0.45%*      4.52%*             --           $  658,816
TAX FREE MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      0.38%      0.20%*     0.20%*      0.67%*             --           $  106,958
      2008                           $1.0000      2.31%      0.14%      0.14%       2.29%              --           $   65,171
      2007(e)                        $1.0000      3.14%      0.25%*     0.16%*      3.39%*           0.03%          $  146,569
   INVESTMENT CLASS
      2009**                         $1.0000      0.21%      0.54%*     0.53%*      0.42%*           0.01%*         $  376,857
      2008                           $1.0000      1.96%      0.49%      0.49%       1.91%              --           $  322,981
      2007(e)                        $1.0000      0.65%      0.49%*     0.49%*      2.90%*             --           $  300,210
U.S. GOVERNMENT MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      0.19%      0.13%*     0.13%*      0.37%*             --           $1,955,481
      2008                           $1.0000      2.17%      0.14%      0.14%       1.70%              --           $1,659,576
      2007(e)                        $1.0000      0.82%      0.18%*     0.18%*      4.43%*             --           $   63,190
   INVESTMENT CLASS
      2009**                         $1.0000      0.03%      0.48%*     0.45%*      0.08%*           0.03%*         $  915,174
      2008                           $1.0000      1.81%      0.49%      0.49%       1.75%              --           $1,298,493
      2007(e)                        $1.0000      0.84%      0.53%*     0.53%*      4.01%*             --           $1,008,936

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

                                    NET ASSET                    GAIN                   DISTRIBUTIONS   DISTRIBUTIONS
                                      VALUE         NET         (LOSS)     TOTAL FROM      FROM NET          FROM
                                    BEGINNING   INVESTMENT        ON       INVESTMENT     INVESTMENT       CAPITAL
PERIOD ENDED DECEMBER 31,           OF PERIOD     INCOME     INVESTMENTS   OPERATIONS       INCOME          GAINS
-------------------------           ---------   ----------   -----------   ----------   -------------   -------------
TREASURY MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000    $0.0002       $0.0000(d)    $0.0002       $(0.0002)       $    --
      2008                           $1.0000    $0.0123       $0.0000(d)    $0.0123       $(0.0123)       $0.0000(d)
      2007(e)                        $1.0000    $0.0058       $0.0000(d)    $0.0058       $(0.0058)       $    --
   INVESTMENT CLASS
      2009**                         $1.0000    $0.0000(d)    $0.0000(d)    $0.0000(d)    $ 0.0000(d)     $    --
      2008                           $1.0000    $0.0092       $0.0000(d)    $0.0092       $(0.0092)       $0.0000(d)
      2007(e)                        $1.0000    $0.0053       $0.0000(d)    $0.0053       $(0.0053)       $    --
TREASURY PLUS MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000    $0.0003(f)    $0.0000(d)    $0.0003       $(0.0003)       $    --
      2008                           $1.0000    $0.0154       $0.0000(d)    $0.0154       $(0.0154)       $    --
      2007(e)                        $1.0000    $0.0074       $    --       $0.0074       $(0.0074)       $    --
   INVESTMENT CLASS
      2009**                         $1.0000    $0.0000(d)(f) $0.0000(d)    $0.0000       $ 0.0000(d)     $    --
      2008                           $1.0000    $0.0126       $0.0000(d)    $0.0126       $(0.0126)       $    --
      2007(e)                        $1.0000    $0.0068       $    --       $0.0068       $(0.0068)       $    --

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)  Amount is less than $0.00005 per share.

(e) The Fund's Institutional shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

     The Fund's Investment shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

(f) Net investment income per share is calculated using the average shares method.

*    Annualized.

**   For the six months ended June 30, 2009 (Unaudited).

                       See Notes to Financial Statements.

                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(a)
                                    NET ASSET   ---------------------------------------------------------------     NET ASSETS
                                      VALUE                                           NET          VOLUNTARY          END OF
                                       END        TOTAL       GROSS       NET     INVESTMENT        EXPENSE           PERIOD
PERIOD ENDED DECEMBER 31,           OF PERIOD   RETURN(b)   EXPENSES   EXPENSES     INCOME     REIMBURSEMENT(c)   (000S OMITTED)
-------------------------           ---------   ---------   --------   --------   ----------   ----------------   --------------
TREASURY MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      0.02%      0.13%*     0.11%*      0.04%*          0.02%*          $2,193,119
      2008                           $1.0000      1.24%      0.14%      0.13%       0.80%           0.01%           $1,036,263
      2007(e)                        $1.0000      0.59%      0.28%*     0.28%*      3.16%*            --            $   36,999
   INVESTMENT CLASS
      2009**                         $1.0000      0.00%      0.48%*     0.15%*        --            0.33%*             921,017
      2008                           $1.0000      0.93%      0.49%      0.42%       0.76%           0.08%           $1,084,500
      2007(e)                        $1.0000      0.53%      0.63%*     0.63%*      2.77%*            --            $  491,981
TREASURY PLUS MONEY MARKET FUND
   INSTITUTIONAL CLASS
      2009**                         $1.0000      0.03%      0.16%*     0.14%*      0.06%*          0.02%*          $  225,609
      2008                           $1.0000      1.55%      0.16%      0.13%       0.92%           0.03%           $  737,637
      2007(e)                        $1.0000      0.74%      0.25%*     0.25%*      3.87%*            --            $  207,901
   INVESTMENT CLASS
      2009**                         $1.0000      0.00%      0.51%*     0.21%*      0.00%*          0.30%           $  133,718
      2008                           $1.0000      1.27%      0.51%      0.40%       1.06%           0.11%           $  215,585
      2007(e)                        $1.0000      0.68%      0.60%*     0.60%*      3.55%*            --            $  253,745

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund (the "Funds"). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds' Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund                August 12, 2004
State Street Institutional Tax Free Money Market Fund          February 7, 2007
State Street Institutional U.S. Government Money Market Fund   October 25, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

The Funds' Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund                October 15, 2007
State Street Institutional Tax Free Money Market Fund          October 12, 2007
State Street Institutional U.S. Government Money Market Fund   October 17, 2007
State Street Institutional Treasury Money Market Fund          October 25, 2007
State Street Institutional Treasury Plus Money Market Fund     October 24, 2007

As of June 30, 2009, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund were the only series of the Trust that had commenced operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund's investment in its respective Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (98.83% for State Street Institutional Liquid Reserves Fund, and approximately 100.00% for State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at June 30,
2009). The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

FUND                                              RESPECTIVE PORTFOLIO
----                                              ---------------------------------------------------
State Street Institutional Liquid Reserves Fund   State Street Money Market Portfolio
State Street Institutional Tax Free
   Money Market Fund                              State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government
   Money Market Fund                              State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury
   Money Market Fund                              State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus
   Money Market Fund                              State Street Treasury Plus Money Market Portfolio

Generally speaking, an investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; however, the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund participated in the U.S. Department of Treasury's Temporary Guarantee Program discussed in detail in Note
5. Although the Funds seek to preserve the value of shareholders' investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in
Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere within this report.

The Portfolios adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for each Portfolio, as of June 30, 2009, in valuing each Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implication of FAS 161 and there is no impact on the Funds' Financial Statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133"). FSP 133 requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP 133 is effective for fiscal years ending after November 15, 2007. FSP 133 applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Funds' Financial Statements.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund's pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of its respective Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2008, the State Street Institutional Liquid Reserves Fund used a capital loss carryover in the amount of $6,948. The State Street Institutional Tax Free Money Market Fund had a capital loss carryover in the amount of $5,788, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2016.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The Funds have reviewed the tax positions for open years as of December 31, 2008, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2009, tax years 2005 (or since inception, for Funds formed subsequent to 2005) through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION - Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES - The Funds' financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolios retain SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as their investment adviser. For such investment advisory services, the Portfolios pay SSgA FM a fee at the annual rate of 0.10% of their average daily net assets. The Funds have also retained SSgA FM to serve as their investment adviser, but pay no advisory fee to SSgA FM as long as the Funds invest substantially all of their assets in the Portfolios or another investment company.

SSgA FM contractually agreed to cap the total operating expenses of the State Street Institutional Liquid Reserves Fund ("ILR") (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.05% of the Fund's average daily net assets through April 30, 2009. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of ILR (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) at 0.02% of the Fund's average daily net assets. Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of ILR (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund's Institutional Class shares and 0.47% of net assets attributable to the Fund's Investment Class shares. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2009, SSgA FM did not reimburse ILR under these agreements.

SSgA FM contractually agreed to cap the total operating expenses of the State Street Institutional Tax Free Money Market Fund (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.10% of the Fund's average daily net assets through April 30, 2009. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2009, SSgA FM did not reimburse the Fund under this agreement.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the State Street U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund's Institutional Class shares and 0.47% of net assets attributable to the Fund's Investment Class shares. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice.

Effective August 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the State Street Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) through April 30, 2011 at a rate at 0.12% of net assets attributable to the Fund's Institutional Class shares and 0.47% of net assets attributable to the Fund's Investment Class shares. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice.

State Street serves as the Funds' administrator and custodian. The Funds each pay State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Funds' Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds' shareholders. The Funds' Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate of 0.10% of average daily net assets.

Wealth Management Services ("WMS"), a department of State Street, is among the financial intermediaries who may receive fees from the Funds under the Rule 12b-1 Plan. For the six months ended June 30, 2009, the table below shows 12b-1 fees received by WMS:

FUND                                                             AMOUNT
----                                                           ----------
State Street Institutional Liquid Reserves Fund                 $408,716
State Street Institutional Tax Free Money Market Fund            170,218
State Street Institutional U.S. Government Money Market Fund     562,276
State Street Institutional Treasury Money Market Fund            489,003
State Street Institutional Treasury Plus Money Market Fund        80,844

The Funds may pay fees up to 0.25% of the average daily net assets of the Investment Class to WMS for providing certain services to shareholders and for maintaining shareholder accounts. For the six months ended June 30, 2009 the table below shows shareholder servicing fees received by WMS:

FUND                                                             AMOUNT
----                                                           ----------
State Street Institutional Liquid Reserves Fund                $1,021,790
State Street Institutional Tax Free Money Market Fund             425,545
State Street Institutional U.S. Government Money Market Fund    1,405,690
State Street Institutional Treasury Money Market Fund           1,222,507
State Street Institutional Treasury Plus Money Market Fund        191,991

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SSgA FM voluntarily waived fees in the amounts of $241,864 and $49,333, respectively, for the six months ended June 30, 2009, on the State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund.

WMS voluntarily waived fees in the amounts of $22,682, $195,588, $1,515,268, and $184,575, respectively, for the six months ended June 30, 2009, on the State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund.

Other financial intermediaries voluntarily waived fees in the amount of $50,790 for the six months ended June 30, 2009 on the State Street Institutional Treasury Plus Money Market Fund.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. TEMPORARY GUARANTEE PROGRAM

On October 8, 2008, the Board of Directors (the "Board") of the Trust approved the participation of the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program applies to shares of the Funds held by shareholders as of the close of business as of September 19, 2008 (the "Covered Shareholders").

The Program expires on September 18, 2009. The U.S. Treasury, in its sole discretion, may extend the Guarantee to a later date. The Funds seek to maintain a stable net asset value ("NAV") of $1.00 per share. Subject to certain limitations, the Program will protect Covered Shareholders if the Funds "break the buck," meaning that their NAVs fall below $.995 per share (the "Guarantee Event"). In order to qualify for this protection, the Funds must liquidate within approximately 30 days after the Guarantee Event. The U.S. Treasury will cover any shortfall between the NAVat the time of liquidation and $1.00 per share for covered shareholders. More information about the Program is available at www.ustreas.gov.

For the six months ended June 30, 2009, The State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund paid to the program $1,162,749 and $63,615, respectively.

6. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 20, 2009. At the May 14, 2009 Board Meeting, the Board of Trustees approved a plan to terminate ALPS Fund Services, Inc., as the Funds' Transfer Agent and Distributor. Effective August 1, 2009, the Trustees appointed Boston Financial Data Services, Inc. and State Street Global Markets LLC, as the Funds' Transfer Agent and Distributor, respectively.

Management has determined that there are no additional material events that would require disclosure in the Funds' financial statements through this date.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2009

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT (THROUGH JULY 31, 2009)
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR (THROUGH JULY 31, 2009)
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT (FROM AUGUST 1, 2009)
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR (FROM AUGUST 1, 2009)
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                            STATE STREET MASTER FUNDS

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                   (UNAUDITED)

                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                                       BEGINNING          ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE     ACCOUNT VALUE       DURING
                                                    JANUARY 1, 2009    JUNE 30, 2009      PERIOD *
                                                    ---------------   --------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN
Money Market Portfolio                                 $1,000.00         $1,003.80         $0.55
Tax Free Money Market Portfolio                        $1,000.00         $1,004.20         $0.55
U.S. Government Money Market Portfolio                 $1,000.00         $1,001.90         $0.60
Treasury Money Market Portfolio                        $1,000.00         $1,000.10         $0.60
Treasury Plus Money Market Portfolio                   $1,000.00         $1,000.40         $0.64

STATE STREET MASTER FUNDS

                                                       BEGINNING          ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE     ACCOUNT VALUE       DURING
                                                    JANUARY 1, 2009    JUNE 30, 2009      PERIOD *
                                                    ---------------   --------------   -------------
BASED ON HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Money Market Portfolio                                 $1,000.00         $1,024.25         $0.55
Tax Free Money Market Portfolio                        $1,000.00         $1,024.25         $0.55
U.S. Government Money Market Portfolio                 $1,000.00         $1,024.20         $0.60
Treasury Money Market Portfolio                        $1,000.00         $1,024.20         $0.60
Treasury Plus Money Market Portfolio                   $1,000.00         $1,024.15         $0.65

* The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio's annualized average weighted expense ratio as of June 30, 2009 was as follows:

Money Market Portfolio                   0.11%
Tax Free Money Market Portfolio          0.11%
U.S. Government Money Market Portfolio   0.12%
Treasury Money Market Portfolio          0.12%
Treasury Plus Money Market Portfolio     0.13%

The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*               JUNE 30, 2009
----------------------               -------------
Yankee Certificates of Deposit            38.8%
Commercial Paper                          25.9
Repurchase Agreements                     18.9
Eurodollar Certificates of Deposit        10.2
Certificates of Deposit                    3.6
Bank Notes                                 1.1
U.S. Government Agency Obligations         1.1
Medium Term Notes                          0.9
Liabilities in Excess of Assets           (0.5)
                                         -----
TOTAL                                    100.0%
                                         =====

MATURITY LADDER*                     JUNE 30, 2009
----------------                     -------------
0-3 Days                                  20.0%
4-90 Days                                 53.0
90+ Days                                  27.5
                                         -----
TOTAL                                    100.5%
                                         =====
Average days to maturity                    55

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                          INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE        DATE         AMOUNT           COST
------------------                                      --------   ----------   ------------   --------------
COMMERCIAL PAPER - 25.9%
ASSET BACKED COMMERCIAL PAPER CREDIT ARBITRAGE - 3.4%
   Aspen Funding Corp.(a)                                0.380%    09/22/2009   $ 75,000,000   $   74,934,292
   Solitaire Funding LLC(a)                              0.500%    07/20/2009    100,000,000       99,973,611
   Solitaire Funding LLC(a)                              0.550%    09/14/2009    150,000,000      149,828,125
                                                                                               --------------
                                                                                                  324,736,028
                                                                                               --------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND
   SECURITIES - 5.2%
   Alpine Securitization Corp.(a)                        0.370%    09/08/2009    150,000,000      149,893,625
   Gemini Securitization Corp. LLC(a)                    0.600%    07/06/2009    100,000,000       99,991,667
   Gemini Securitization Corp. LLC(a)                    0.370%    09/22/2009     50,000,000       49,957,347
   Gemini Securitization Corp. LLC(a)                    0.370%    09/23/2009    100,000,000       99,913,667
   Nieuw Amsterdam Receivables Corp.(a)                  0.440%    09/23/2009    100,000,000       99,897,333
                                                                                               --------------
                                                                                                  499,653,639
                                                                                               --------------
BANK DOMESTIC - 2.1%
   JPMorgan Chase Funding, Inc.(a)                       0.320%    09/01/2009    200,000,000      199,889,778
                                                                                               --------------
BANK FOREIGN - 11.6%
   Banco Bilbao Vizcaya Argentaria/London(a)             0.630%    12/16/2009    150,000,000      149,559,000
   Banco Bilbao Vizcaya Argentaria/London(a)             1.005%    11/16/2009     50,000,000       49,808,333
   CBA Delaware Finance, Inc.                            0.500%    12/14/2009     70,000,000       69,838,611
   DnB NOR Bank ASA(a)                                   0.640%    12/03/2009    200,000,000      199,448,889
   Societe Generale North America, Inc.                  0.800%    07/08/2009    200,000,000      199,968,889
   Societe Generale North America, Inc.                  0.840%    11/06/2009     50,000,000       49,850,666
   Westpac Banking Corp.(a)                              0.530%    07/10/2009    150,000,000      149,980,125
   Westpac Banking Corp.(a)                              0.540%    07/10/2009    200,000,000      199,973,000
   Westpac Banking Corp.(a)                              0.650%    11/13/2009     45,000,000       44,890,313
                                                                                               --------------
                                                                                                1,113,317,826
                                                                                               --------------
FINANCE NON-CAPTIVE DIVERSIFIED - 3.6%
   General Electric Capital Corp.                        0.320%    07/22/2009    100,000,000       99,981,333
   General Electric Co.                                  0.350%    09/22/2009    120,000,000      119,903,167
   General Electric Co.                                  0.350%    09/24/2009    120,000,000      119,900,833
                                                                                               --------------
                                                                                                  339,785,333
                                                                                               --------------
TOTAL COMMERCIAL PAPER                                                                          2,477,382,604
                                                                                               --------------
CERTIFICATES OF DEPOSIT - 3.6%
BANK DOMESTIC - 3.6%
   Bank of America NA/Charlotte NC(b)                    0.850%    07/10/2009     70,000,000       70,000,000
   Bank of America NA/Charlotte NC(b)                    0.530%    10/09/2009    150,000,000      150,000,000
   Bank of America NA/Charlotte NC(b)                    0.660%    12/01/2009    125,000,000      125,000,000
                                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                     345,000,000
                                                                                               --------------

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                           INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                         RATE        DATE         AMOUNT           COST
------------------                       --------   ----------   ------------   --------------
EURO CERTIFICATES OF DEPOSIT - 10.2%
BANK FOREIGN - 10.2%
   Credit Agricole SA                     0.900%    07/01/2009   $100,000,000   $  100,000,000
   ING Bank NV                            1.110%    07/14/2009    175,000,000      175,000,000
   ING Bank NV                            0.730%    11/09/2009    150,000,000      150,000,000
   ING Bank NV                            0.830%    11/24/2009    150,000,000      150,000,000
   National Australia Bank Ltd.           0.903%    11/09/2009    200,000,000      200,001,811
   National Australia Bank Ltd.           0.510%    12/29/2009    200,000,000      200,005,015
                                                                                --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                 975,006,826
                                                                                --------------
YANKEE CERTIFICATES OF DEPOSIT - 38.8%
BANK FOREIGN - 38.8%
   Banco Bilbao Vizcaya Argentaria        0.875%    07/09/2009    200,000,000      200,000,222
   Bank of Nova Scotia/Houston            0.590%    07/06/2009    400,000,000      400,000,000
   Bank of Nova Scotia/Houston            0.520%    12/23/2009     75,000,000       75,000,000
   Barclays Bank PLC NY                   1.150%    07/08/2009    200,000,000      200,000,000
   Barclays Bank PLC NY                   1.620%    07/13/2009     50,000,000       50,000,000
   Barclays Bank PLC NY                   1.305%    08/24/2009     75,000,000       75,000,000
   BNP Paribas NY                         0.900%    07/14/2009    100,000,000      100,000,000
   BNP Paribas NY                         0.870%    11/02/2009    150,000,000      150,000,000
   Calyon NY                              0.920%    07/09/2009    100,000,000      100,000,000
   Calyon NY                              0.650%    11/19/2009    225,000,000      225,000,000
   Deutsche Bank AG NY                    0.620%    07/20/2009    100,000,000      100,000,000
   Lloyds TSB Bank PLC NY                 0.840%    08/13/2009    100,000,000      100,000,000
   Lloyds TSB Bank PLC NY                 0.835%    10/05/2009    300,000,000      300,000,000
   Lloyds TSB Bank PLC NY                 0.920%    11/30/2009    100,000,000      100,000,000
   Rabobank Nederland NV/NY               0.700%    07/07/2009    150,000,000      150,000,000
   Rabobank Nederland NV/NY               0.700%    11/12/2009     75,000,000       75,000,000
   Royal Bank of Scotland/NY              1.220%    07/23/2009    200,000,000      200,000,000
   Royal Bank of Scotland/NY              1.040%    08/04/2009    200,000,000      200,000,000
   Royal Bank of Scotland/NY              0.850%    10/23/2009     75,000,000       75,000,000
   Societe Generale NY                    0.940%    08/20/2009    200,000,000      200,000,000
   Svenska Handelsbanken/NY               0.700%    07/09/2009    100,000,000      100,000,000
   Svenska Handelsbanken/NY               0.600%    09/15/2009    100,000,000      100,000,000
   Svenska Handelsbanken/NY               0.420%    11/02/2009     50,000,000       50,000,000
   Toronto-Dominion Bank/NY               0.500%    12/18/2009     45,000,000       45,000,000
   Toronto-Dominion Bank/NY               0.500%    07/14/2009    200,000,000      200,000,000
   Toronto-Dominion Bank/NY               0.500%    07/15/2009    150,000,000      150,000,000
                                                                                --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                             3,720,000,222
                                                                                --------------

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                     INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                   RATE        DATE         AMOUNT          COST
------------------                                                 --------   ----------   ------------   ------------
BANK NOTES - 1.1%
BANK DOMESTIC - 1.1%
   Bank of America NA/Charlotte NC(b)                               0.861%    08/25/2009   $100,000,000   $100,000,000
                                                                                                          ------------
TOTAL BANK NOTES                                                                                           100,000,000
                                                                                                          ------------
MEDIUM TERM NOTES - 0.9%
CONSUMER NON-CYCLICAL - 0.9%
   Procter & Gamble Co.(b)                                          0.663%    09/09/2009     69,000,000     69,002,870
   Procter & Gamble International Funding SCA(b)                    0.996%    08/07/2009     20,000,000     20,000,000
                                                                                                          ------------
TOTAL MEDIUM TERM NOTES                                                                                     89,002,870
                                                                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
SOVEREIGN - 1.1%
   Federal National Mortgage Association(b)                         1.029%    07/13/2009    100,000,000    100,000,000
                                                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                   100,000,000
                                                                                                          ------------
REPURCHASE AGREEMENTS - 18.9%
   Agreement with Bank of America and The Bank of New
      York, dated 06/30/09 (collateralized by a Federal National
      Mortgage Association, 5.500% - 6.000% due
      02/01/23 - 06/01/39 valued at $319,427,281); proceeds
      $313,164,696                                                  0.080%    07/01/2009    313,164,000    313,164,000
   Agreement with Barclays Capital, Inc. and The Bank of
      New York, dated 06/30/09 (collateralized by Government
      National Mortgage Association, 4.500% - 6.000% due
      11/20/37 - 04/15/39 valued at $306,000,001); proceeds
      $300,000,667                                                  0.080%    07/01/2009    300,000,000    300,000,000
   Agreement with Citigroup and The Bank of New York,
      dated 06/30/09 (collateralized by a U.S. Treasury Notes,
      3.125% - 5.000% due 08/15/11 - 04/30/13 and U.S.
      Treasury Bonds, 6.750% due 08/15/26 valued at
      $306,000,057); proceeds $300,000,083                          0.010%    07/01/2009    300,000,000    300,000,000
   Agreement with Deutsche Bank and The Bank of New
      York, dated 06/30/09 (collateralized by a Federal Home
      Loan Mortgage Corporation, 0.694% - 6.500% due
      01/15/31 - 03/15/37 and Federal National Mortgage
      Association, 0.000% - 135.375% due 03/25/18 - 07/25/39
      valued at $306,000,000); proceeds $300,000,750                0.090%    07/01/2009    300,000,000    300,000,000
   Agreement with Goldman Sachs and The Bank of New
      York, dated 06/30/09 (collateralized by Federal Home Loan
      Mortgage Corporation, 4.000% due 06/01/24 and Federal
      National Mortgage Association, 4.500% - 6.500% due
      12/01/31 - 12/01/37 valued at $306,000,001); proceeds
      $300,000,417                                                  0.050%    07/01/2009    300,000,000    300,000,000

                       See Notes to Financial Statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                  INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                RATE        DATE          AMOUNT          COST
------------------                                              --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
   Agreement with UBS Warburg and J P Morgan Chase &
      Co., dated 06/30/09 (collateralized by Federal National
      Mortgage Association, 3.500% - 7.000% due
      12/01/11 - 09/01/47 valued at $306,002,180); proceeds
      $300,000,833                                               0.100%    07/01/2009   $300,000,000   $  300,000,000
                                                                                                       --------------
TOTAL REPURCHASE AGREEMENTS                                                                             1,813,164,000
                                                                                                       --------------
TOTAL INVESTMENTS(c) + - 100.5%                                                                         9,619,556,522
LIABILITIES IN EXCESS OF ASSETS - (0.5)%                                                                  (43,601,700)
                                                                                                       --------------
NET ASSETS - 100.0%                                                                                    $9,575,954,822
                                                                                                       ==============

----------
(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b)  Variable Rate Security - Interest rate is in effect as of June 30, 2009.

(c) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         JUNE 30, 2009
----------------------                         -------------
General Obligations                                 21.5%
Education                                           17.7
Health                                              13.3
Cash/Money Market Fund                              11.1
Transportation                                       9.5
Tax Revenue                                          5.2
Development                                          3.9
Electric Power                                       3.4
Utility                                              3.4
Housing Revenue                                      3.0
Water Revenue                                        2.4
Industrial Revenue/Pollution Control Revenue         2.2
Pre Refunded/Escrow to Maturity                      2.0
Public Agency                                        0.8
Lease Revenue                                        0.4
Portfolio Revenue                                    0.2
                                                   -----
TOTAL                                              100.0%
                                                   =====

MATURITY LADDER*                               JUNE 30, 2009
----------------                               -------------
0-3 Days                                           96.1%
4-90 Days                                           2.3
90+ Days                                            0.5
                                                   ----
TOTAL                                              98.9%
                                                   ====
Average days to maturity                              3

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                     RATE       DATE         AMOUNT         COST
------------------                                                   --------  ----------   -----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 87.8%
ALABAMA - 0.8%
Lower Alabama Gas District Supply Revenue Bonds, Series A, LIQ:
   Societe Generale(a)                                                0.350%   07/02/2009   $ 3,796,000   $ 3,796,000
                                                                                                          -----------
ARIZONA - 2.1%
Arizona School District, COP TaxAntic Notes                           3.000%   07/30/2009     5,000,000     5,005,370
Arizona State Board of Regents, Revenue Bonds, Series A, LOC:
   Lloyds TSB Bank PLC(a)                                             0.200%   07/01/2009     2,000,000     2,000,000
City of Scottsdale Arizona, GO Unlimited(b)                           5.500%   07/01/2009     3,000,000     3,000,000
                                                                                                          -----------
                                                                                                           10,005,370
                                                                                                          -----------
CALIFORNIA - 10.0%
Bay Area Toll Authority, Revenue Bonds, Series C RMKT 08/28/08(a)     0.170%   07/02/2009     2,500,000     2,500,000
Bay Area Toll Authority, Revenue Bonds, Series G-1, SPA:
   BNP Paribas(a)                                                     0.300%   07/02/2009    12,500,000    12,500,000
California School Cash Reserve Program Authority, COPs, Series A,
   LOC: Bank NA                                                       3.000%   07/06/2009     2,000,000     2,000,365
California State Department of Water Resources, Revenue Bonds,
   Subseries G-2, LOC: Lloyds TSB Bank PLC(a)                         0.200%   07/02/2009     1,640,000     1,640,000
California Statewide Communities Development Authority, Revenue
   Bonds, Corporation Funding for Housing, Series A(b)                6.500%   12/01/2009     2,050,000     2,156,003
Eastern Municipal Water District, COP, Series E, LIQ:
   Lloyds TSB Bank(a)                                                 0.180%   07/01/2009     4,000,000     4,000,000
Metropolitan Water District of Southern California Waterworks
   Revenue Bonds, Series A, SPA: Landesbank Baden-Wuerttemberg(a)     0.200%   07/02/2009     2,055,000     2,055,000
Metropolitan Water District of Southern California, Revenue Bonds,
   Series A-2, SPA: Banco Bilbao Vizcaya(a)                           0.100%   07/02/2009     3,000,000     3,000,000
Metropolitan Water District of Southern California, Revenue Bonds,
   Series B-1, SPA: Citibank N.A.(a)                                  0.180%   07/02/2009     5,395,000     5,395,000
State of California, GO Unlimited, Series B-1, LOC: BNP Paribas,
   Bank of New York(a)                                                0.170%   07/01/2009    13,400,000    13,400,000
                                                                                                          -----------
                                                                                                           48,646,368
                                                                                                          -----------
COLORADO - 2.7%
City of Colorado Springs Colorado Utilities Revenue Bonds, Sub Lien
   Improvement, Series A, SPA: Dexia Credit Local(a)                  1.000%   07/02/2009     5,925,000     5,925,000
Colorado Housing & Finance Authority, Revenue Bonds, Single
   Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank(a)        0.350%   07/01/2009     2,325,000     2,325,000
University of Colorado Hospital Authority Revenue Bonds, Series A,
   SPA: Wachovia Bank N.A.(a)                                         0.530%   07/01/2009     4,700,000     4,700,000
                                                                                                          -----------
                                                                                                           12,950,000
                                                                                                          -----------
CONNECTICUT - 2.9%
Connecticut State Health & Educational Facility Authority, Revenue
   Bonds, The Hotchkiss School, Series A, SPA: Northen Trust
   Co.,(a)                                                            0.200%   07/02/2009     1,400,000     1,400,000
Connecticut State Health & Educational Facility Authority, Revenue
   Bonds, Yale University, Series U2(a)                               0.170%   07/01/2009     2,000,000     2,000,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST   MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                     RATE       DATE         AMOUNT         COST
------------------                                                   --------  ----------   -----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
CONNECTICUT (CONTINUED)
Connecticut State Health & Educational Facility Authority, Revenue
   Bonds, Yale University, Series X-2(a)                              0.170%   07/02/2009   $ 5,700,000   $ 5,700,000
Connecticut State Health & Educational Facility Authority, Revenue
   Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan
   Chase Bank(a)                                                      0.170%   07/01/2009     3,000,000     3,000,000
State of Connecticut, GO Unlimited, Series A, SPA:
Landesbank Hessen - Thrgn(a)                                          0.500%   07/02/2009     2,200,000     2,200,000
                                                                                                          -----------
                                                                                                           14,300,000
                                                                                                          -----------
DELAWARE - 1.3%
Delaware River & Bay Authority, Revenue Bonds, LOC:
   TD Bank N.A.(a)                                                    0.120%   07/01/2009     4,400,000     4,400,000
Delaware State Economic Development Authority, Revenue Bonds,
   St. Andrew's School, SPA: Bank of America N.A.(a)                  0.320%   07/02/2009     2,000,000     2,000,000
                                                                                                          -----------
                                                                                                            6,400,000
                                                                                                          -----------
DISTRICT OF COLUMBIA - 1.9%
District of Columbia Revenue Bonds, ROCs RR II R-11247, INS:
   BHAC-CR MBIA, LIQ: Citibank N.A.(a)                                0.450%   07/02/2009     9,465,000     9,465,000
                                                                                                          -----------
FLORIDA - 2.0%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS:
   FSA-CR AMBAC(a)                                                    0.500%   07/02/2009     4,205,000     4,205,000
Orlando Florida Utilities Commission Water & Electric Revenue
   Bonds, Series B, SPA: Suntrust Bank(a)                             1.500%   07/01/2009     5,400,000     5,400,000
                                                                                                          -----------
                                                                                                            9,605,000
                                                                                                          -----------
GEORGIA - 3.7%
Municipal Electric Authority Georgia, GO
LOC: Bayerische Landesbank(a)                                         0.400%   07/01/2009     1,500,000     1,500,000
Municipal Electric Authority of Georgia, Revenue Bonds, INS: FSA,
   SPA: Dexia Credit Local(a)                                         1.250%   07/01/2009     4,300,000     4,300,000
Roswell Georgia Housing Authority Multifamily Revenue Bonds,
   Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae(a)              0.320%   07/02/2009    11,980,000    11,980,000
                                                                                                          -----------
                                                                                                           17,780,000
                                                                                                          -----------
ILLINOIS - 5.3%
Champaign County IL, GO Unlimited, PUTTERS Series 2713, INS:
   FSA, LIQ: JP Morgan Chase Bank(a)                                  0.550%   07/02/2009     4,895,000     4,895,000
Illinois Development Finance Authority Revenue Bonds, Chicago
   Educational TV Assignment, Series A, LOC: Lasalle Bank N.A.(a)     0.350%   07/01/2009     1,900,000     1,900,000
Illinois Development Finance Authority Revenue Bonds, World
   Communications, Inc., LOC: Lasalle Bank N.A.(a)                    0.350%   07/01/2009     1,500,000     1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-
   Louis University, LOC: JP Morgan Chase Bank, Series B(a)           0.350%   07/02/2009     4,260,000     4,260,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY    PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE        AMOUNT          COST
------------------                                                    --------   ----------   -----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois State Toll Highway Authority, Revenue Bonds, Series A-1,
   SPA: Dexia Credit Local(a)                                          0.650%    07/02/2009   $13,000,000   $13,000,000
                                                                                                            -----------
                                                                                                             25,555,000
                                                                                                            -----------
INDIANA - 2.4%
Indiana Finance Authority Revenue Bonds, Clarian Health Partners,
   Series D, LOC: Northern Trust Company(a)                            0.160%    07/01/2009     7,305,000     7,305,000
Indiana State Development Finance Authority Revenue Bonds,
   Educational Facilities, Indiana Historical Society, LOC:
   Bank One Indiana N.A.(a)                                            0.350%    07/01/2009     4,200,000     4,200,000
                                                                                                            -----------
                                                                                                             11,505,000
                                                                                                            -----------
IOWA - 0.2%
Iowa Finance Authority, Revenue Bonds, Mercy Medical Center, INS:
   FSA MBIA - IBC(b)                                                   5.750%    08/15/2009     1,000,000     1,015,432
                                                                                                            -----------
KANSAS - 0.6%
Kansas State Department of Transportation Highway Revenue
   Bonds(b)                                                            5.750%    09/01/2009     3,000,000     3,020,993
                                                                                                            -----------
LOUISIANA - 0.3%
Louisiana State Offshore Terminal Authority Deep Water Port
   Revenue Bond, Series B, LOC: Bank One N.A.(a)                       0.350%    07/01/2009     1,500,000     1,500,000
                                                                                                            -----------
MARYLAND - 2.1%
Baltimore Industrial Development Authority Industrial Dev Rev,
   Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische
   Landesbank(a)                                                       0.450%    07/01/2009     1,200,000     1,200,000
Maryland State Economic Development Corporation Revenue Bonds,
   Howard Hughes Medical Institution, Series B(a)                      0.180%    07/01/2009     3,000,000     3,000,000
Maryland State Health & Higher Educational Facilities Authority
   Revenue Bonds, University of Maryland Medical System, Class A,
   LOC: Wachovia Bank N.A.(a)                                          0.250%    07/02/2009     6,000,000     6,000,000
                                                                                                            -----------
                                                                                                             10,200,000
                                                                                                            -----------
MASSACHUSETTS - 5.2%
Commonwealth of Massachusetts, GO Limited, Series B, SPA:
   Landesbank Hessen-Thrgn(a)                                          0.270%    07/02/2009     2,900,000     2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia
   Credit Local(a)                                                     1.250%    07/02/2009     3,835,000     3,835,000
Macon Trust Pooled Variable Rate Certificates Various Issuers,
   Revenue Bonds, Series I, INS: MBIA, SPA: Bank of America
   N.A.(a)                                                             0.600%    07/02/2009    10,890,000    10,890,000
Massachusetts Health & Educational Facility Authority, Revenue
   Bonds, Partners Healthcare System, Series D-4, SPA: Citibank
   N.A.(a)                                                             0.180%    07/02/2009     1,295,000     1,295,000
Massachusetts Health & Educational Facility Authority, Revenue
   Bonds, Partners Healthcare System, Series D-5(a)                    0.150%    07/01/2009     2,700,000     2,700,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT         COST
------------------                                                    --------   ----------   -----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational Facility Authority, Revenue
   Bonds, Partners Healthcare System, Series F3, SPA:
   Citibank N.A.(a)                                                    0.180%    07/02/2009   $ 3,445,000   $ 3,445,000
                                                                                                            -----------
                                                                                                             25,065,000
                                                                                                            -----------
MICHIGAN - 1.2%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan
   Chase Bank(a)                                                       0.200%    07/01/2009     5,700,000     5,700,000
                                                                                                            -----------
MISSOURI - 3.0%
City of Kansas City Missouri, Revenue Bonds, Chouteau I-35 PJ-C,
   LOC: JP Morgan Chase & Co.,(a)                                      0.320%    07/01/2009     6,085,000     6,085,000
Kansas City Industrial Development Authority Revenue Bonds, Oak
   Street West Student, LOC: Bank of America(a)                        0.280%    07/01/2009     8,550,000     8,550,000
                                                                                                            -----------
                                                                                                             14,635,000
                                                                                                            -----------
NEW HAMPSHIRE - 0.7%
New Hampshire Health & Educational Facility Authority, Revenue
   Bonds, Dartmouth College, Series A, SPA: JP Morgan Chase
   Bank(a)                                                             0.250%    07/01/2009     3,195,000     3,195,000
                                                                                                            -----------
NEW JERSEY - 0.3%
Essex County New Jersey Improvement Authority, Revenue Bonds,
   Pooled Governmental Loan Program, LOC: First Union National
   Bank(a)                                                             0.230%    07/01/2009     1,700,000     1,700,000
                                                                                                            -----------
NEW YORK - 8.6%
City of New York, New York, GO Unlimited, Subseries A-5, LOC:
   Bank of Nova Scotia(a)                                              0.250%    07/01/2009     1,000,000     1,000,000
City of New York, New York, GO Unlimited, Subseries C-4, LOC:
   BNP Paribas(a)                                                      0.130%    07/01/2009     1,000,000     1,000,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3
   LOC: Lloyds TSB Bank PLC(a)                                         0.250%    07/02/2009     3,200,000     3,200,000
Nassau County Industrial Development Agency, Revenue Bonds, Cold
   Spring Harbor Laboratory, SPA: TD Bank N. A.(a)                     0.150%    07/01/2009     8,200,000     8,200,000
New York City Transitional Finance Authority Revenue Bonds, Future
   Tax Secured, Series A, SPA: JP Morgan Chase Bank(a)                 0.300%    07/01/2009    10,000,000    10,000,000
New York State Dormitory Authority Revenue Bonds, Mental Health
   Services, Subseries D-2, SPA: HSBC Bank USA NA(a)                   0.250%    07/02/2009     4,200,000     4,200,000
New York State Local Government Assistance Corp., Revenue Bonds,
   Series C, LOC: Landesbank Hessen-Thrgn(a)                           0.700%    07/01/2009     5,000,000     5,000,000
Tompkins County Industrial Development Agency, Revenue Bonds,
   Civic Facility, Cornell-A, SPA: JP Morgan Chase & Co.(a)            0.180%    07/02/2009     3,000,000     3,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges
   Tunnels, Series AB, INS: FSA, SPA: JP Morgan Chase Bank(a)          0.650%    07/01/2009     1,325,000     1,325,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT         COST
------------------                                                    --------   ----------   -----------   -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
NEW YORK (CONTINUED)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD,
   SPA: Lloyds TSB Bank PLC(a)                                         0.470%    07/01/2009   $ 4,735,000   $ 4,735,000
                                                                                                            -----------
                                                                                                             41,660,000
                                                                                                            -----------
NORTH CAROLINA - 8.2%
Charlotte North Carolina COPs, Governmental Facilities, Series F,
   SPA: Bank of America N.A.(a)                                        0.350%    07/02/2009       965,000       965,000
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, Carolinas,
   Series J, INS: FSA, SPA: Dexia Credit Local(a)                      1.000%    07/02/2009     4,040,000     4,040,000
City of Charlotte North Carolina, COP, Central Yard Project,
   Series A, SPA: Bank of America N.A.(a)                              0.340%    07/02/2009     1,750,000     1,750,000
City of Charlotte North Carolina, COP, Convention Facility Project,
   Series B, SPA: Wachovia Bank N.A.(a)                                0.320%    07/02/2009     6,130,000     6,130,000
City of Greensboro North Carolina, GO Unlimited, Public
   Improvement, Series B, SPA: Wachovia Bank N.A.(a)                   0.350%    07/01/2009     1,000,000     1,000,000
City of Greensboro North Carolina, Revenue Bonds, Series B,
   SPA: Bank of America N.A.(a)                                        0.350%    07/01/2009     1,175,000     1,175,000
County of Guilford North Carolina, GO Unlimited, SPA: Bank of
   America N.A.(a)                                                     0.300%    07/01/2009     1,650,000     1,650,000
County of Wake North Carolina, GO Unlimited, Series B, SPA:
   Landesbank Hessen-Thrgn(a)                                          0.280%    07/02/2009     6,220,000     6,220,000
Fayetteville Public Works Commission, Revenue Bonds, Series A,
   INS: FSA, SPA: Dexia Credit Local(a)                                1.000%    07/01/2009     2,400,000     2,400,000
Mecklenburg County North Carolina, GO Unlimited, Series B, SPA:
   Landesbank Hessen-Thrgn(a)                                          0.270%    07/02/2009     3,450,000     3,450,000
Mecklenburg County North Carolina, GO Unlimited, Series C, LIQ:
   Bank of America N.A                                                 0.320%    07/01/2009     1,000,000     1,000,000
Mecklenburg County North Carolina, GO Unlimited, Series C, SPA:
   Bank of America N.A.(a)                                             0.300%    07/02/2009     1,800,000     1,800,000
Mecklenburg County North Carolina, GO Unlimited, Series E, SPA:
   Bank of America N.A.(a)                                             0.320%    07/01/2009     2,425,000     2,425,000
New Hanover County North Carolina, GO Unlimited, School, SPA:
   Wachovia Bank N.A.(a)                                               0.320%    07/02/2009     2,475,000     2,475,000
State of North Carolina, GO Unlimited, Public Implements, Series G,
   SPA: Landesbank Hessen-Thrgn(a)                                     0.100%    07/01/2009     3,050,000     3,050,000
                                                                                                            -----------
                                                                                                             39,530,000
                                                                                                            -----------
OHIO - 3.4%
Butler County Ohio Healthcare Facilities Revenue Bonds,
   Improvement-Lifesphere Project, LOC: U.S. Bank NA(a)                0.300%    07/02/2009     1,300,000     1,300,000
City of Columbus Ohio, GO Unlimited, Series 1, SPA: JP Morgan
   Chase Bank,(a)                                                      0.170%    07/02/2009     2,200,000     2,200,000
Ohio State Higher Educational Facility Commission Revenue Bonds,
   University Hospitals Health System, Series C, LOC: Wells Fargo
   Bank N.A.(a)                                                        0.200%    07/01/2009     1,000,000     1,000,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT         COST
------------------                                                    --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
OHIO (CONTINUED)
Ohio State University Revenue Bonds, Series B(a)                       0.170%    07/01/2009   $ 3,500,000   $  3,500,000
State of Ohio, Revenue Bonds, Case Western, SPA: Landesbank
   Hessen-Thrgn(a)                                                     0.300%    07/01/2009     4,160,000      4,160,000
State of Ohio, Revenue Bonds, Oberlin College Project, Series A,
   SPA: JP Morgan Chase Bank(a)                                        0.190%    07/01/2009     1,200,000      1,200,000
State of Ohio, Revenue Bonds, Oberlin College Project,
   SPA: JP Morgan Chase Bank(a)                                        0.190%    07/01/2009     2,000,000      2,000,000
State of Ohio, Revenue Bonds, Oberlin College Project,
   SPA: U.S. Bank N.A.(a)                                              0.190%    07/01/2009     1,000,000      1,000,000
                                                                                                            ------------
                                                                                                              16,360,000
                                                                                                            ------------
OREGON - 1.3%
Oregon State, Series 73 G, SPA:
   JP Morgan Chase Bank(a)                                             0.200%    07/01/2009     1,500,000      1,500,000
State of Oregon, GO Limited, Series 73 E, SPA:
   JP Morgan Chase Co.(a)                                              0.170%    07/01/2009     5,000,000      5,000,000
                                                                                                            ------------
                                                                                                               6,500,000
                                                                                                            ------------
PENNSYLVANIA - 2.5%
Delaware County Industrial Development Authority, Revenue Bonds,
   Sun Inc., LOC: Bank of America N.A.(a)                              0.320%    07/01/2009     3,000,000      3,000,000
Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS:
   FSA, SPA: JP Morgan Chase Bank(a)                                   0.800%    07/02/2009       920,000        920,000
Northampton County Higher Education Authority, Revenue Bonds,
   Lehigh University, Series A, SPA: Wachovia Bank N.A.(a)             0.250%    07/02/2009     4,000,000      4,000,000
Washington County Pennsylvania Authority, Revenue Bonds,
   University of Pennsylvania(a)                                       0.170%    07/02/2009     3,965,000      3,965,000
                                                                                                            ------------
                                                                                                              11,885,000
                                                                                                            ------------
SOUTH CAROLINA - 2.3%
City of North Charleston South Carolina, COP, Public Facilities
   Convention, LOC: Bank of America N.A.(a)                            0.320%    07/01/2009     3,220,000      3,220,000
City of Rock Hill SC, Revenue Bonds Series B, INS: FSA, SPA: First
   Union National Bank(a)                                              0.320%    07/01/2009     7,755,000      7,755,000
South Carolina Transportation Infrastructure Bank Revenue Bonds,
   PUTTER Series 1283, INS: BHAC-CR, AMBAC, LIQ: JP Morgan
   Chase Bank(a)                                                       0.430%    07/02/2009        25,000         25,000
                                                                                                            ------------
                                                                                                              11,000,000
                                                                                                            ------------
TENNESSEE - 1.0%
Shelby County Health Educational & Housing Facilities Board,
   Revenue Bonds, PUTTERS Series 254, LIQ: JP Morgan Chase Bank(a)     0.350%    07/02/2009     4,995,000      4,995,000
TEXAS - 4.3%

Austin County Texas Industrial Development Corp Revenue Bonds,
   Justin Industries, Inc. Project, LOC: Bank One N.A.(a)              0.290%    07/01/2009     3,500,000      3,500,000

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT         COST
------------------                                                    --------   ----------   -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local(a)    1.000%    07/02/2009   $10,000,000   $ 10,000,000
Denton Texas Independent School District, School Building,
   Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)                0.350%    07/02/2009     1,000,000      1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University
   Incarnate Word Project, LOC: J P Morgan Chase Bank(a)               0.220%    07/01/2009     2,355,000      2,355,000
University of Texas, University Revenue Bonds, Financing Systems,
   Series A(a)                                                         0.170%    07/01/2009     3,800,000      3,800,000
                                                                                                            ------------
                                                                                                              20,655,000
                                                                                                            ------------
UTAH - 3.0%
County of Weber, Utah Revenue Bonds, IHC Health Services Inc,
   Series B, SPA: U.S. Bank N.A.(a)                                    0.230%    07/01/2009    10,000,000     10,000,000
Murray City Utah Hospital Revenue Bonds, IHC Health Services,
   Inc., Series A, INS: J.P. Morgan Securities(a)                      0.170%    07/02/2009     1,500,000      1,500,000
Utah State Board of Regents, Revenue Bonds, Hospital University of
   Utah, LOC: Wells Fargo Bank N.A.(a)                                 0.250%    07/02/2009     3,100,000      3,100,000
                                                                                                            ------------
                                                                                                              14,600,000
                                                                                                            ------------
VIRGINIA - 0.5%
Fairfax County Economic Development Authority, Revenue Bonds,
   Trinity Christian School Project, LOC: Wachovia Bank N.A.(a)        0.470%    07/02/2009     1,115,000      1,115,000
Loudoun County Industrial Development Authority, Revenue Bonds,
   Jack Kent Cooke Foundation Project, LOC: Wachovia Bank N.A.(a)      0.320%    07/02/2009     1,360,000      1,360,000
                                                                                                            ------------
                                                                                                               2,475,000
                                                                                                            ------------
WASHINGTON - 3.0%
Energy Northwest Washington Electric Revenue Bonds, Project
   Number 3, Series E, LOC: JP Morgan Chase Bank(a)                    0.200%    07/01/2009     3,600,000      3,600,000
Port Vancouver Washington Revenue Bonds, United Grain
   Corporation, Series 84A, LOC: Bank of America N.A.(a)               0.320%    07/01/2009     2,000,000      2,000,000
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue
   Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)               0.220%    07/02/2009     3,800,000      3,800,000
Washington Higher Education Facilities Authority, Revenue Bonds,
   Whitman College Project, SPA: JP Morgan Chase Bank(a)               0.320%    07/02/2009     5,000,000      5,000,000
                                                                                                            ------------
                                                                                                              14,400,000
                                                                                                            ------------
WISCONSIN - 1.0%
Wisconsin State Health & Educational Facility Authority, Revenue
   Bonds, Gundersen Lutheran, Series A, LOC:
   Wells Fargo Bank N.A.(a)                                            0.220%    07/02/2009     4,835,000      4,835,000
                                                                                                            ------------
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS                                                                      424,934,163
                                                                                                            ------------

                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                AMORTIZED
AND TITLE OF ISSUE                               SHARES         COST
------------------                             ----------   ------------
MONEY MARKET FUND - 11.0%
Dreyfus Tax Exempt Cash Management Fund(c)     53,256,559   $ 53,256,559
                                                            ------------
TOTAL MONEY MARKET FUND (at net asset value)                  53,256,559
                                                            ------------
TOTAL INVESTMENTS(d) + - 98.8%
   (COST $478,190,722)                                       478,190,722
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                   5,697,174
                                                            ------------
NET ASSETS - 100.0%                                         $483,887,896
                                                            ============

----------
(a)  Variable Rate Security - Interest Rate is in effect as of June 30, 2009.

(b)  Date shown is pre-refunded date.

(c)  Value determined based on Level 1 inputs established by FAS 157. (Note 2)

(d) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
BHAC      Berkshire Hathaway Assurance Corporation
COP       Certificates of Participation
CR        Custodial Receipts
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PJ        Project
PSF       Permanent School Fund
PUTTER    Puttable Tax Exempt Receipts
ROC       Reset Option Certificates
SPA       Standby Purchase Agreement

                       See Notes to Financial Statements.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*              JUNE 30, 2009
----------------------              -------------
U.S. Government Agency Securities        49.3%
Repurchase Agreements                    48.1
U.S. Treasury Obligations                 3.9
Liabilities in Excess of Assets          (1.3)
                                        -----
TOTAL                                   100.0%
                                        =====

MATURITY LADDER*                    JUNE 30, 2009
----------------                    -------------
0-3 Days                                 55.9%
4-90 Days                                24.8
90+ Days                                 20.6
                                        -----
TOTAL                                   101.3%
                                        =====
Average days to maturity                   41

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT           COST
------------------                                                    --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.3%
Fannie Mae Discount Notes(a)                                           0.400%    07/06/2009   $ 45,000,000   $   44,997,500
Fannie Mae Discount Notes(a)                                           0.500%    07/15/2009     25,000,000       24,995,139
Fannie Mae Discount Notes(a)                                           0.550%    07/30/2009     15,000,000       14,993,354
Fannie Mae Discount Notes(a)                                           0.505%    07/31/2009     81,000,000       80,965,912
Fannie Mae Discount Notes(a)                                           0.450%    08/05/2009     49,166,000       49,144,490
Fannie Mae Discount Notes(a)                                           0.580%    09/09/2009     52,115,000       52,056,226
Fannie Mae Discount Notes(a)                                           0.370%    09/25/2009     30,000,000       29,973,483
Fannie Mae Discount Notes(a)                                           0.310%    11/25/2009     41,000,000       40,948,101
Fannie Mae Discount Notes(a)                                           0.310%    12/02/2009     35,000,000       34,953,586
Fannie Mae Discount Notes(a)                                           0.380%    12/21/2009     28,000,000       27,948,869
Fannie Mae Discount Notes(a)                                           0.395%    12/31/2009     40,000,000       39,919,683
Fannie Mae Discount Notes(a)                                           0.345%    01/25/2010     13,770,000       13,742,552
Federal Home Loan Bank Discount Notes(a)                               0.400%    07/07/2009     40,000,000       39,997,333
Federal Home Loan Bank Discount Notes(a)                               0.300%    11/18/2009     40,000,000       39,953,333
Federal Home Loan Bank Discount Notes(a)                               0.300%    11/25/2009     75,000,000       74,908,125
Federal Home Loan Bank Discount Notes(a)                               0.311%    11/25/2009     22,000,000       21,972,152
Federal Home Loan Bank Discount Notes(a)                               0.350%    12/16/2009     36,100,000       36,041,037
Federal Home Loan Banks(b)                                             0.321%    07/09/2009     50,000,000       50,000,000
Federal Home Loan Banks(b)                                             0.849%    07/30/2009    125,000,000      125,000,000
Federal Home Loan Mortgage Corporations(b)                             0.630%    07/01/2009    150,000,000      150,000,000
Federal Home Loan Mortgage Corporations(b)                             0.288%    07/20/2009     50,000,000       50,007,496
Federal National Mortgage Association(b)                               1.029%    07/13/2009    150,000,000      150,000,000
Freddie Mac Discount Notes(a)                                          0.510%    07/01/2009     75,000,000       75,000,000
Freddie Mac Discount Notes(a)                                          0.300%    11/23/2009     15,000,000       14,981,875
Freddie Mac Discount Notes(a)                                          0.361%    12/21/2009      8,780,000        8,764,811
Freddie Mac Discount Notes(a)                                          0.360%    12/28/2009     49,500,000       49,410,900
Freddie Mac Discount Notes(a)                                          0.370%    12/31/2009     43,000,000       42,919,124
Freddie Mac Discount Notes(a)                                          0.340%    01/08/2010     31,000,000       30,944,079
                                                                                                             --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                      1,414,539,160
                                                                                                             --------------
U.S. TREASURY OBLIGATIONS - 3.9%
United States Treasury Bill                                            0.345%    12/10/2009     40,000,000       39,937,900
United States Treasury Bill                                            0.335%    12/24/2009     35,000,000       34,942,678
United States Treasury Bill                                            0.350%    12/31/2009     38,000,000       37,932,761
                                                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                 112,813,339
                                                                                                             --------------
REPURCHASE AGREEMENTS - 48.1%
Agreement with BNP Paribas and The Bank of New York
   (Tri-Party), dated 06/30/09 (collateralized by Federal Home
   Loan Bank, 1.250% - 3.500% due 03/19/10 - 07/02/13,
   Federal Home Loan Mortgage Corporation, 0.000% due
   05/12/21 - 07/11/22, Federal National Mortgage
   Associations, 1.750% - 5.000% due 12/15/10 - 03/15/16
   valued at $459,000,838); proceeds $450,000,375                      0.030%    07/01/2009    450,000,000      450,000,000

                       See Notes to Financial Statements.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT           COST
------------------                                                    --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Agreement with Citigroup and The Bank of New York
   (Tri-Party), dated 06/30/09 (collateralized by Federal Farm
   Credit Bank, 4.350% due 06/17/16, Federal Home Loan
   Bank, 2.350% due 03/19/10, Resolution Funding Strip
   Principal, 0.000% due 01/15/21 valued at $102,000,778);
   proceeds $100,000,139                                               0.050%    07/01/2009   $100,000,000   $  100,000,000
Agreement with Deutsche Bank and The Bank of New York
   (Tri-Party), dated 06/30/09 (collateralized by Federal Home
   Loan Bank, 3.625% due 05/29/13, Federal National
   Mortgage Association, 4.375% due 03/15/13 valued at
   $102,000,596); proceeds $100,000,222                                0.080%    07/01/2009    100,000,000      100,000,000
Agreement with Goldman Sachs and The Bank of New York
   (Tri-Party), dated 06/30/09 (collateralized by Federal Home
   Loan Bank, 1.375% due 07/17/11, Federal Home Loan
   Mortgage Corporation, 0.000% due 09/28/09, Federal
   National Mortgage Associations, 1.375% due 06/15/11
   valued at $439,619,661); proceeds $430,999,479                      0.040%    07/01/2009    430,999,000      430,999,000
Agreement with HSBC and JP Morgan Chase & Co.
   (Tri-Party), dated 06/30/09 (collateralized by Federal Home
   Loan Bank, 0.560% due 06/18/10, Federal National
   Mortgage Association, 0.000% - 4.400% due 10/28/09 -
   07/11/13 valued at $102,000,737); proceeds $100,000,722             0.050%    07/01/2009    100,000,000      100,000,000
Agreement with ING Financial Markets, LLC and JP Morgan
   Chase & Co. (Tri-Party), dated 06/30/09 (collateralized by
   Federal National Mortgage Association, 1.375% - 6.000%
   due 05/15/11 - 10/15/11 valued at $102,003,219); proceeds
   $100,003,158                                                        0.090%    07/01/2009    100,000,000      100,000,000
Agreement with UBS Warburg and JP Morgan Chase & Co.
   (Tri-Party), dated 06/30/09 (collateralized by Resolution
   Funding Strip Principal, 8.625% - 8.875% due 07/15/20 -
   04/15/30 valued at $102,001,173); proceeds $100,001,147             0.100%    07/01/2009    100,000,000      100,000,000
                                                                                                             --------------
TOTAL REPURCHASE AGREEMENTS                                                                                   1,380,999,000
                                                                                                             --------------
TOTAL INVESTMENTS(C) + - 101.3%                                                                               2,908,351,499
LIABILITIES IN EXCESS OF ASSETS - (1.3)%                                                                        (37,438,642)
                                                                                                             --------------
NET ASSETS - 100.0%                                                                                          $2,870,912,857
                                                                                                             ==============

(a)  Discount rate at time of purchase.

(b)  Variable Rate Security - Interest rate is in effect as of June 30, 2009.

(c) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*            JUNE 30, 2009
----------------------            -------------
U.S. Treasury Obligations             105.8%
Liabilities in Excess of Assets        (5.8)
                                      -----
TOTAL                                 100.0%
                                      =====

MATURITY LADDER*                  JUNE 30, 2009
----------------                  -------------
0-3 Days                                3.2%
4-90 Days                              96.0
90+ Days                                6.6
                                      -----
TOTAL                                 105.8%
                                      =====
Average days to maturity                 41

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT           COST
------------------                                                    --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS - 105.8%
   United States Treasury Bill                                         0.100%    07/02/2009   $ 43,713,000   $   43,712,878
   United States Treasury Bill                                         0.125%    07/02/2009     50,000,000       49,999,826
   United States Treasury Bill                                         0.145%    07/02/2009      5,809,000        5,808,977
   United States Treasury Bill                                         0.010%    07/09/2009      2,097,000        2,096,995
   United States Treasury Bill                                         0.040%    07/09/2009     55,000,000       54,999,511
   United States Treasury Bill                                         0.080%    07/09/2009     37,448,000       37,447,334
   United States Treasury Bill                                         0.095%    07/09/2009     75,000,000       74,998,417
   United States Treasury Bill                                         0.115%    07/09/2009    100,000,000       99,997,445
   United States Treasury Bill                                         0.130%    07/09/2009     25,000,000       24,999,278
   United States Treasury Bill                                         0.203%    07/09/2009      9,855,000        9,854,562
   United States Treasury Bill                                         0.090%    07/16/2009     50,000,000       49,998,125
   United States Treasury Bill                                         0.110%    07/16/2009     31,959,000       31,957,535
   United States Treasury Bill                                         0.120%    07/16/2009     49,659,000       49,656,517
   United States Treasury Bill                                         0.140%    07/16/2009     50,000,000       49,997,083
   United States Treasury Bill                                         0.145%    07/16/2009     75,000,000       74,995,469
   United States Treasury Bill                                         0.150%    07/16/2009     50,000,000       49,996,875
   United States Treasury Bill                                         0.120%    07/23/2009    117,253,000      117,244,402
   United States Treasury Bill                                         0.150%    07/23/2009     30,000,000       29,997,250
   United States Treasury Bill                                         0.167%    07/23/2009     25,000,000       24,997,479
   United States Treasury Bill                                         0.170%    07/23/2009    150,000,000      149,984,417
   United States Treasury Bill                                         0.081%    07/30/2009     50,000,000       49,995,637
   United States Treasury Bill                                         0.110%    07/30/2009     18,835,000       18,833,331
   United States Treasury Bill                                         0.125%    07/30/2009     50,000,000       49,994,965
   United States Treasury Bill                                         0.140%    07/30/2009     30,000,000       29,996,617
   United States Treasury Bill                                         0.150%    07/30/2009     50,000,000       49,993,958
   United States Treasury Bill                                         0.160%    07/30/2009     22,939,000       22,936,043
   United States Treasury Bill                                         0.167%    07/30/2009     25,000,000       24,997,818
   United States Treasury Bill                                         0.175%    07/30/2009    150,000,000      149,978,854
   United States Treasury Bill                                         0.125%    08/06/2009     14,882,000       14,880,140
   United States Treasury Bill                                         0.140%    08/06/2009     50,000,000       49,993,000
   United States Treasury Bill                                         0.150%    08/06/2009     25,000,000       24,996,250
   United States Treasury Bill                                         0.170%    08/06/2009    125,000,000      124,978,750
   United States Treasury Bill                                         0.195%    08/06/2009    125,000,000      124,977,125
   United States Treasury Bill                                         0.112%    08/13/2009     61,771,000       61,762,884
   United States Treasury Bill                                         0.130%    08/13/2009    125,000,000      124,980,590
   United States Treasury Bill                                         0.131%    08/13/2009     50,000,000       49,992,176
   United States Treasury Bill                                         0.185%    08/13/2009    137,715,000      137,684,569
   United States Treasury Bill                                         0.190%    08/13/2009     12,285,000       12,282,212
   United States Treasury Bill                                         0.160%    08/20/2009     50,000,000       49,988,889
   United States Treasury Bill                                         0.163%    08/20/2009     50,000,000       49,988,715
   United States Treasury Bill                                         0.180%    08/20/2009    150,000,000      149,962,500
   United States Treasury Bill                                         0.185%    08/20/2009     50,000,000       49,987,153

                       See Notes to Financial Statements.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT           COST
------------------                                                    --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
   United States Treasury Bill                                         0.135%    08/27/2009   $100,000,000   $   99,978,625
   United States Treasury Bill                                         0.155%    08/27/2009     75,000,000       74,981,594
   United States Treasury Bill                                         0.170%    08/27/2009     25,000,000       24,993,271
   United States Treasury Bill                                         0.130%    09/03/2009     50,000,000       49,988,444
   United States Treasury Bill                                         0.150%    09/03/2009     75,000,000       74,980,000
   United States Treasury Bill                                         0.170%    09/03/2009     33,784,000       33,773,790
   United States Treasury Bill                                         0.190%    09/10/2009    100,000,000       99,962,528
   United States Treasury Bill                                         0.160%    09/17/2009    125,000,000      124,956,667
   United States Treasury Bill                                         0.195%    09/24/2009     50,000,000       49,976,979
   United States Treasury Bill                                         0.195%    10/01/2009    180,000,000      179,911,275
   United States Treasury Bill                                         0.295%    10/01/2009     25,000,000       24,981,153
                                                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                               3,294,406,877
                                                                                                             --------------
TOTAL INVESTMENTS(a) + - 105.8%                                                                               3,294,406,877
LIABILITIES IN EXCESS OF ASSETS - (5.8)%                                                                       (180,214,238)
                                                                                                             --------------
NET ASSETS - 100.0%                                                                                          $3,114,192,639
                                                                                                             ==============

(a) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*            JUNE 30, 2009
----------------------            -------------
U.S. Treasury Obligations              75.1%
Repurchase Agreements                  24.9
Liabilities in Excess of Assets         0.0
                                      -----
TOTAL                                 100.0%
                                      =====

MATURITY LADDER*                  JUNE 30, 2009
----------------                  -------------
0-3 Days                               31.9%
4-90 Days                              55.6
90+ Days                               12.5
                                      -----
TOTAL                                 100.0%
                                      =====
Average days to maturity                 39

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                      RATE        DATE         AMOUNT           COST
------------------                                                    --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS - 75.1%
   United States Treasury Bill                                         0.040%    07/02/2009   $ 25,000,000   $   24,999,972
   United States Treasury Bill                                         0.040%    07/09/2009     20,000,000       19,999,822
   United States Treasury Bill                                         0.175%    07/30/2009     25,000,000       24,996,476
   United States Treasury Bill                                         0.170%    08/06/2009     25,000,000       24,995,750
   United States Treasury Bill                                         0.185%    08/13/2009     45,905,000       45,894,856
   United States Treasury Bill                                         0.190%    08/13/2009      4,095,000        4,094,071
   United States Treasury Bill                                         0.180%    08/20/2009     25,000,000       24,993,750
   United States Treasury Bill                                         0.170%    08/27/2009     15,000,000       14,995,962
   United States Treasury Bill                                         0.225%    09/03/2009     15,000,000       14,994,000
   United States Treasury Bill                                         0.210%    09/17/2009     25,000,000       24,988,625
   United States Treasury Bill                                         0.225%    10/08/2009     25,000,000       24,984,531
   United States Treasury Bill                                         0.205%    10/22/2009     20,000,000       19,987,131
                                                                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                 269,924,946
                                                                                                             --------------
REPURCHASE AGREEMENTS - 24.9%
   Agreement with Barclays Capital, Inc. and The Bank of
      New York, Inc. (Tri-Party) dated 06/30/09 (collateralized
      by a U.S. Treasury Note, 5.125% due 05/15/16 valued at
      $9,700,295); proceeds $9,510,003                                 0.010%    07/01/2009      9,510,000        9,510,000
   Agreement with BNP Paribas and The Bank of New York,
      Inc. (Tri-Party) dated 06/30/09 (collateralized by a U.S.
      Treasury Strip, 0.000% due 08/15/16 valued at $10,200,000);
      proceeds $10,000,003                                             0.010%    07/01/2009     10,000,000       10,000,000
   Agreement with Deutsche Bank and The Bank of New York,
      Inc. (Tri-Party) dated 06/30/09 (collateralized by a U.S.
      Treasury Strip, 0.000% due 05/05/17 valued at $10,200,000);
      proceeds $10,000,003                                             0.010%    07/01/2009     10,000,000       10,000,000
   Agreement with HSBC and JP Morgan Chase & Co.
      (Tri-Party) dated 06/30/09 (collateralized by Federal
      National Mortgage Association, 1.250% due 07/28/10, valued
      at $10,201,688); proceeds $10,000,003                            0.010%    07/01/2009     10,000,000       10,000,000
   Agreement with ING Financial Markets LLC and JP Morgan
      Chase & Co. dated 06/30/09 (collateralized by U.S. Treasury
      Bill, 0.000% due 11/19/09 - 12/10/09, valued at
      $40,802,579); proceeds $40,000,011                               0.010%    07/01/2009     40,000,000       40,000,000
   Agreement with UBS Warburg and JP Morgan Chase & Co.
      (Tri-Party) dated 06/30/09, (collateralized by a U.S.
      Treasury Bill, 0.000% due 11/19/09 valued at $10,204,479);
      proceeds $10,000,006                                             0.020%    07/01/2009     10,000,000       10,000,000
                                                                                                             --------------
TOTAL REPURCHASE AGREEMENTS                                                                                      89,510,000
                                                                                                             --------------
TOTAL INVESTMENTS(a) + - 100.0%                                                                                 359,434,946
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                                             (56,754)
                                                                                                             --------------
NET ASSETS - 100.0%                                                                                          $  359,378,192
                                                                                                             ==============

(a) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

                           STATE STREET MASTER FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (UNAUDITED)

                                                                               U.S.
                                                             TAX FREE       GOVERNMENT        TREASURY      TREASURY PLUS
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET     MONEY MARKET     MONEY MARKET
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                          --------------   ------------   --------------   --------------   -------------
ASSETS
   Investments in unaffiliated issuers,
      at amortized cost (Note 2)          $7,806,392,522   $478,190,722   $1,527,352,499   $3,294,406,877   $269,924,946
   Repurchase Agreements, at
      amortized cost (Note 2)              1,813,164,000             --    1,380,999,000               --     89,510,000
                                          --------------   ------------   --------------   --------------   ------------
      Total investments                    9,619,556,522    478,190,722    2,908,351,499    3,294,406,877    359,434,946
   Cash                                              985             --              114              656            775
   Investments sold                                   --      5,005,207               --               --             --
   Interest receivable                         7,355,662        750,814          759,981               --             28
   Prepaid expense                                28,917         12,303           14,889           11,825          8,172
                                          --------------   ------------   --------------   --------------   ------------
      Total assets                         9,626,942,086    483,959,046    2,909,126,483    3,294,419,358    359,443,921
LIABILITIES
   Investment securities purchased            50,000,000             --       37,932,761      179,911,275             --
   Management fee (Note 3)                       795,187         39,255          214,999          242,061         33,908
   Administration and custody fees
      (Note 3)                                   161,193          7,829           41,678           47,984          6,167
   Professional fees                              22,956         21,902           22,168           22,250         22,296
   Trustee's fees (Note 4)                           348             --               --              372             --
   Accrued expenses and other
      liabilities                                  7,580          2,164            2,020            2,777          3,358
                                          --------------   ------------   --------------   --------------   ------------
      Total liabilities                       50,987,264         71,150       38,213,626      180,226,719         65,729
                                          --------------   ------------   --------------   --------------   ------------
NET ASSETS                                $9,575,954,822   $483,887,896   $2,870,912,857   $3,114,192,639   $359,378,192
                                          ==============   ============   ==============   ==============   ============

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                           U.S.
                                                          TAX FREE      GOVERNMENT      TREASURY     TREASURY PLUS
                                         MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET    MONEY MARKET
                                           PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                         ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME
   Interest                               $35,993,168    $1,965,352     $6,977,478     $1,707,022      $653,328
                                          -----------    ----------     ----------     ----------      --------
EXPENSES
   Management fees (Note 3)                 4,218,030       209,788      1,363,903      1,129,696       320,440
   Administration and custody fees
      (Note 3)                                856,091        42,561        276,172        229,017        64,873
   Professional fees                           22,972        22,324         22,811         22,733        22,722
   Trustee's fees (Note 4)                     25,101         6,597         12,605         11,520         8,609
   Printing fees                                1,539         1,479          1,340          1,337         1,338
   Other expenses                              26,058         8,292         19,043         13,945        10,958
                                          -----------    ----------     ----------     ----------      --------
   Total Expenses                           5,149,791       291,041      1,695,874      1,408,248       428,940
   Less: Fee waivers/reimbursements by
      Investment Adviser (Note 3)            (589,262)      (51,980)            --             --            --
                                          -----------    ----------     ----------     ----------      --------
         Total Net Expenses                 4,560,529       239,061      1,695,874      1,408,248       428,940
                                          -----------    ----------     ----------     ----------      --------
NET INVESTMENT INCOME                     $31,432,639    $1,726,291     $5,281,604     $  298,774      $224,388
                                          ===========    ==========     ==========     ==========      ========
REALIZED GAIN
Net realized gain on investments          $    34,655    $       --     $       --     $    7,310      $  4,611
                                          -----------    ----------     ----------     ----------      --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $31,467,294    $1,726,291     $5,281,604     $  306,084      $228,999
                                          ===========    ==========     ==========     ==========      ========

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   TAX FREE MONEY
                                                          MONEY MARKET PORTFOLIO                  MARKET PORTFOLIO
                                                   -----------------------------------   ----------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                     JUNE 30, 2009      DECEMBER 31,       JUNE 30, 2009      DECEMBER 31,
                                                      (UNAUDITED)           2008            (UNAUDITED)           2008
                                                   ----------------   ----------------   ----------------   --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                            $    31,432,639   $    226,704,311     $   1,726,291    $    10,798,702
   Net realized gain (loss) on investments                   34,655            126,859                --             (5,787)
                                                    ---------------   ----------------     -------------    ---------------
      Net increase in net assets from operations         31,467,294        226,831,170         1,726,291         10,792,915
                                                    ---------------   ----------------     -------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                       10,790,013,674     23,607,267,075       613,467,518      1,639,452,798
   Fair value of withdrawals                         (9,851,431,285)   (22,146,456,134)     (519,752,709)    (1,709,477,422)
                                                    ---------------   ----------------     -------------    ---------------
      Net increase (decrease) in net assets from
         capital transactions                           938,582,389      1,460,810,941        93,714,809        (70,024,624)
                                                    ---------------   ----------------     -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                   970,049,683      1,687,642,111        95,441,100        (59,231,709)
NET ASSETS
   Beginning of period                                8,605,905,139      6,918,263,028       388,446,796        447,678,505
                                                    ---------------   ----------------     -------------    ---------------
   End of period                                    $ 9,575,954,822   $  8,605,905,139     $ 483,887,896    $   388,446,796
                                                    ===============   ================     =============    ===============

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          U.S. GOVERNMENT MONEY                    TREASURY MONEY
                                                            MARKET PORTFOLIO                      MARKET PORTFOLIO
                                                   ----------------------------------    ----------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                     JUNE 30, 2009      DECEMBER 31,       JUNE 30, 2009      DECEMBER 31,
                                                       (UNAUDITED)           2008           (UNAUDITED)           2008
                                                   ----------------   ---------------    ----------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                            $     5,281,604   $    36,766,455    $       298,774    $    11,875,047
   Net realized gain on investments                              --                --              7,310            251,491
                                                    ---------------   ---------------    ---------------    ---------------
      Net increase in net assets from operations          5,281,604        36,766,455            306,084         12,126,538
                                                    ---------------   ---------------    ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                        2,900,935,122     6,186,760,689      2,472,909,288      6,954,182,584
   Fair value of withdrawals                         (2,994,339,429)   (4,341,285,901)    (1,479,717,773)    (5,375,718,016)
                                                    ---------------   ---------------    ---------------    ---------------
      Net increase (decrease) in net assets from
         capital transactions                           (93,404,307)    1,845,474,788        993,191,515      1,578,464,568
                                                    ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                   (88,122,703)    1,882,241,243        993,497,599      1,590,591,106
NET ASSETS
   Beginning of period                                2,959,035,560     1,076,794,317      2,120,695,040        530,103,934
                                                    ---------------   ---------------    ---------------    ---------------
   End of period                                    $ 2,870,912,857   $ 2,959,035,560    $ 3,114,192,639    $ 2,120,695,040
                                                    ===============   ===============    ===============    ===============

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                TREASURY PLUS MONEY
                                                                                 MARKET PORTFOLIO
                                                                        ----------------------------------
                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                          JUNE 30, 2009      DECEMBER 31,
                                                                           (UNAUDITED)           2008
                                                                        ----------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                                $       224,388    $     8,945,594
   Net realized gain on investments                                               4,611             12,040
                                                                        ---------------    ---------------
      Net increase in net assets from operations                                228,999          8,957,634
                                                                        ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                              613,373,365      3,572,872,637
   Fair value of withdrawals                                             (1,207,393,689)    (3,091,850,797)
                                                                        ---------------    ---------------
      Net increase (decrease) in net assets from capital transactions      (594,020,324)       481,021,840
                                                                        ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (593,791,325)       489,979,474
NET ASSETS
   Beginning of period                                                      953,169,517        463,190,043
                                                                        ---------------    ---------------
   End of period                                                        $   359,378,192    $   953,169,517
                                                                        ===============    ===============

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS

                                                  RATIOS TO AVERAGE
                                                     NET ASSETS
                                         ----------------------------------     NET ASSETS
                                           GROSS        NET          NET          END OF
                              TOTAL      OPERATING   OPERATING   INVESTMENT       PERIOD
PERIOD ENDED DECEMBER 31,   RETURN (a)    EXPENSES    EXPENSES     INCOME     (000S OMITTED)
-------------------------   ----------   ---------   ---------   ----------   --------------
MONEY MARKET PORTFOLIO
      2009*                    0.38%      0.12%**     0.11%**      0.75%**      $9,575,955
      2008                     2.75%      0.12%       0.10%        2.79%        $8,605,905
      2007                     5.30%      0.12%       0.10%        5.14%        $6,918,263
      2006                     5.09%      0.13%       0.10%        5.08%        $6,197,117
      2005                     3.31%      0.14%       0.10%        3.33%        $1,639,871
      2004(b)                  0.68%      0.18%**     0.10%**      1.71%**      $  381,716
TAX FREE MONEY MARKET
   PORTFOLIO
      2009*                    0.42%      0.14%**     0.11%**      0.82%**      $  483,888
      2008                     2.35%      0.14%       0.10%        2.32%        $  388,447
      2007(b)                  3.19%      0.17%**     0.10%**      3.42%**      $  447,679
U.S. GOVERNMENT MONEY
   MARKET PORTFOLIO
      2009*                    0.19%      0.12%**     0.12%**      0.39%**      $2,870,913
      2008                     2.19%      0.13%       0.13%        1.97%        $2,959,036
      2007(b)                  0.92%      0.14%**     0.14%**      4.39%**      $1,076,794
TREASURY MONEY MARKET
   PORTFOLIO
      2009*                    0.01%      0.12%**     0.12%**      0.03%**      $3,114,193
      2008                     1.28%      0.13%       0.13%        0.93%        $2,120,695
      2007(b)                  0.61%      0.19%**     0.19%**      3.21%**      $  530,104
TREASURY PLUS MONEY
   MARKET PORTFOLIO
      2009*                    0.04%      0.13%**     0.13%**      0.07%**      $  359,378
      2008                     1.57%      0.13%       0.13%        1.07%        $  953,170
      2007(b)                  0.75%      0.17%**     0.17%**      3.95%**      $  463,190

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b) The Portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

*    For the six months ended June 30, 2009 (Unaudited).

**   Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At June 30, 2009, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:

PORTFOLIO NAME                                        COMMENCEMENT DATE
--------------                                        -----------------
State Street Money Market Portfolio                   August 12, 2004
State Street Tax Free Money Market Portfolio          February 7, 2007
State Street U.S. Government Money Market Portfolio   October 17, 2007
State Street Treasury Money Market Portfolio          October 25, 2007
State Street Treasury Plus Money Market Portfolio     October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The Portfolios' investment objectives are as follows:

PORTFOLIO NAME                                        INVESTMENT OBJECTIVE
--------------                                        ----------------------------------------------------
State Street Money Market Portfolio                   To seek to maximize current income, to the extent
                                                      consistent with the preservation of capital and
                                                      liquidity by investing in dollar denominated
                                                      securities.
State Street Tax Free Money Market Portfolio          To seek to maximize current income, exempt from
                                                      federal income taxes, to the extent consistent with
                                                      the preservation of capital and liquidity.
State Street U.S. Government Money Market             To seek to maximize current income, to the extent
Portfolio                                             consistent with the preservation of capital and
                                                      liquidity by investing in U.S. government securities
                                                      with remaining maturities of one year or less and in
                                                      repurchase agreements collateralized by U.S.
                                                      government securities.
State Street Treasury Money Market Portfolio          To seek a high level of current income consistent
                                                      with preserving principal and liquidity.
State Street Treasury Plus Money Market Portfolio     To seek a high level of current income consistent
                                                      with preserving principal and liquidity by investing
                                                      in a portfolio made up principally of U.S. Treasury
                                                      securities and repurchase agreements collateralized
                                                      by such securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION - As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Portfolios' assets carried at fair value:

                                                                    INVESTMENTS IN SECURITIES
                               --------------------------------------------------------------------------------------------------
                                                    STATE STREET TAX   STATE STREET U.S.    STATE STREET          STATE STREET
                               STATE STREET MONEY      FREE MONEY       GOVERNMENT MONEY    TREASURY MONEY    TREASURY PLUS MONEY
VALUATION INPUTS                MARKET PORTFOLIO    MARKET PORTFOLIO    MARKET PORTFOLIO   MARKET PORTFOLIO     MARKET PORTFOLIO
----------------               ------------------   ----------------   -----------------   ----------------   -------------------
Level 1 -- Quoted Prices         $           --       $ 53,256,559       $           --     $           --       $         --
Level 2 -- Other Significant
   Observable Inputs              9,619,556,522        424,934,163        2,908,351,499      3,294,406,877        359,434,946
Level 3 -- Significant
   Unobservable Inputs                       --                 --                   --                 --                 --
   Total                         $9,619,556,522       $478,190,722       $2,908,351,499     $3,294,406,877       $359,434,946

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolios' investments by category.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implication of FAS 161 and there is no impact on the Portfolios' Financial Statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133"). FSP 133 requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP 133 is effective for fiscal years ending after November 15, 2007. FSP 133 applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Portfolios.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2008, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 (or since inception, for Portfolios formed subsequent to 2005) through 2008 remain subject to examination by the Portfolios' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS - A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION - Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES - The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

3. RELATED PARTY FEES

The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market Portfolio at 0.10% of the respective Portfolio's average daily net assets through April 30, 2009. For the period ended June 30, 2009, SSgA FM reimbursed the Portfolios under this agreement as follows:

FUND                                            AMOUNT
----                                           --------
State Street Money Market Portfolio            $589,262
State Street Tax Free Money Market Portfolio     51,980

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily at and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           ANNUAL PERCENTAGE OF
ASSET LEVELS                        AVERAGE AGGREGATE DAILY NET ASSETS
------------                        ----------------------------------
First $400 Million                                 0.03%
Thereafter                                         0.02
Minimum annual fee for the trust:              $150,000

Effective August 1, 2009, the annual fees paid by the Trust to State Street for its services as administrator, custodian, and transfer agent for the Portfolios were revised as follows:

                                           ANNUAL PERCENTAGE OF
ASSET LEVELS                        AVERAGE AGGREGATE DAILY NET ASSETS
------------                        ----------------------------------
First $400 million                               0.03%
Next $15 billion                                 0.02%
Thereafter                                       0.01%
Minimum annual fee for the trust:            $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolios as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolios' financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Portfolios' financial statements through this date.

STATE STREET MASTER FUNDS
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2009

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MASTER FUNDS
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET EQUITY 500 INDEX FUND

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2009
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class' costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class' actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                             BEGINNING         ENDING       EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
                                          ---------------   -------------   -------------
BASED ON ACTUAL CLASS RETURN
Administrative Shares                        $1,000.00        $1,030.67         $1.23
Service Shares                               $1,000.00        $1,030.71         $1.74
Class R Shares                               $1,000.00        $1,029.37         $3.50

STATE STREET EQUITY 500 INDEX FUND

                                             BEGINNING         ENDING       EXPENSES PAID
                                           ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                          JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
                                          ---------------   -------------   -------------
BASED ON HYPOTHETICAL (5% RETURN BEFORE
   EXPENSES)
Administrative Shares                        $1,000.00        $1,023.58         $1.23
Service Shares                               $1,000.00        $1,023.08         $1.73
Class R Shares                               $1,000.00        $1,021.35         $3.48

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of June 30, 2009 were 0.245%, 0.345% and 0.695%, respectively, which include each Class' proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

                       STATE STREET EQUITY 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (UNAUDITED)

ASSETS
   Investment in State Street Equity 500 Index Portfolio, at value
      (identified cost $158,516,974) (Note 1)                        $ 176,187,584
   Receivable for Fund shares sold                                          86,833
                                                                     -------------
                                                                       176,274,417
LIABILITIES
   Payable for Fund shares repurchased                                       9,750
   Distribution fees payable (Note 3)                                       30,046
   Administration fees payable (Note 3)                                      4,915
                                                                     -------------
                                                                            44,711
                                                                     -------------
NET ASSETS                                                           $ 176,229,706
                                                                     =============
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $ 228,978,741
   Undistributed net investment income                                   1,875,077
   Accumulated net realized loss                                       (36,923,359)
   Net unrealized appreciation on investments and futures              (17,700,753)
                                                                     -------------
NET ASSETS                                                           $ 176,229,706
                                                                     =============
ADMINISTRATIVE SHARES:
NET ASSETS                                                           $ 113,929,794
Shares of beneficial interest outstanding                               14,739,419
Offering, net asset value, and redemption price per share            $        7.73
                                                                     =============
SERVICE SHARES:
NET ASSETS                                                           $  55,263,588
Shares of beneficial interest outstanding                                7,159,663
Offering, net asset value, and redemption price per share            $        7.72
                                                                     =============
CLASS R SHARES:
NET ASSETS                                                           $   7,036,324
Shares of beneficial interest outstanding                                  913,019
Offering, net asset value, and redemption price per share            $        7.71
                                                                     =============

                       See Notes to Financial Statements.

                       STATE STREET EQUITY 500 INDEX FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INCOME
   Dividend income allocated from Portfolio (Note 2)             $ 2,042,890
   Interest income allocated from Portfolio (Note 2)                   7,804
   Expenses allocated from Portfolio (Note 3)                        (35,224)
                                                                 -----------
                                                                   2,015,470
                                                                 -----------
EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                           77,450
      Service Shares                                                  58,523
      Class R Shares                                                  16,663
   Administration fees (Note 3)                                       38,910
                                                                 -----------
                                                                     191,546
                                                                 -----------
NET INVESTMENT INCOME                                            $ 1,823,924
                                                                 ===========
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
   Investments                                                   $(5,348,891)
   Futures                                                           391,700
                                                                 -----------
                                                                  (4,957,191)
                                                                 -----------
Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments                                                     9,798,359
   Futures                                                          (169,914)
                                                                 -----------
                                                                   9,628,445
                                                                 -----------
Net realized and unrealized gain                                   4,671,254
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 6,495,178
                                                                 ===========

                       See Notes to Financial Statements.

                       STATE STREET EQUITY 500 INDEX FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE
                                                                SIX MONTHS ENDED      FOR THE YEAR
                                                                  JUNE 30, 2009          ENDED
                                                                   (UNAUDITED)     DECEMBER 31, 2008
                                                                ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (allocated from Portfolio)              $   1,823,924       $   4,495,325
   Net realized loss on investments and futures (allocated
      from Portfolio)                                               (4,957,191)         (2,032,404)
   Change in net unrealized appreciation (depreciation)
      (allocated from Portfolio)                                     9,628,445         (99,379,370)
                                                                 -------------       -------------
   Net increase (decrease) in net assets resulting from
      operations                                                     6,495,178         (96,916,449)
                                                                 -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                                 --          (3,183,788)
      Service Shares                                                        --          (1,136,976)
      Class R Shares                                                        --            (120,912)
                                                                 -------------       -------------
      Total Distributions                                                   --          (4,441,676)
                                                                 -------------       -------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
   Shares sold                                                       6,155,638          11,090,053
   Reinvestment of distributions                                            --           3,183,788
   Shares redeemed                                                  (6,391,534)        (25,494,917)
                                                                 -------------       -------------
      Net decrease from capital share transactions                    (235,896)        (11,221,076)
                                                                 -------------       -------------
SERVICE SHARES
   Shares sold                                                      15,026,423          13,444,390
   Reinvestment of distributions                                            --           1,136,976
   Shares redeemed                                                  (4,111,653)        (16,091,872)
                                                                 -------------       -------------
      Net increase (decrease) from capital share transactions       10,914,770          (1,510,506)
                                                                 -------------       -------------
CLASS R SHARES
   Shares sold                                                       2,101,239           2,501,810
   Reinvestment of distributions                                            --             120,912
   Shares redeemed                                                    (328,014)           (847,044)
                                                                 -------------       -------------
      Net increase from capital share transactions                   1,773,225           1,775,678
                                                                 -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                               18,947,277        (112,314,029)
NET ASSETS
   Beginning of Period                                             157,282,429         269,596,458
                                                                 -------------       -------------
   End of Period                                                 $ 176,229,706       $ 157,282,429
                                                                 =============       =============
Undistributed net investment income                              $   1,875,077       $      51,153
                                                                 =============       =============
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                                                         842,888           1,073,804
   Reinvestment of distributions                                            --             430,824
   Shares redeemed                                                    (918,267)         (2,440,324)
                                                                 -------------       -------------
      Net decrease in shares                                           (75,379)           (935,696)
                                                                 =============       =============
SERVICE SHARES
   Shares sold                                                       2,260,896           1,338,991
   Reinvestment of distributions                                            --             153,853
   Shares redeemed                                                    (606,092)         (1,793,104)
                                                                 -------------       -------------
      Net increase (decrease) in shares                              1,654,804            (300,260)
                                                                 =============       =============
CLASS R SHARES
   Shares sold                                                         297,326             245,875
   Reinvestment of distributions                                            --              16,361
   Shares redeemed                                                     (48,418)            (81,791)
                                                                 -------------       -------------
      Net increase in shares                                           248,908             180,445
                                                                 =============       =============

                       See Notes to Financial Statements.

                       STATE STREET EQUITY 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

                                              SIX MONTHS
                                                ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                               6/30/09       ENDED      ENDED      ENDED      ENDED      ENDED
                                             (UNAUDITED)   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                             -----------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE(a):
NET ASSET VALUE, BEGINNING OF PERIOD         $   7.50      $  12.24   $  11.83   $  10.41   $  10.10   $   9.34
                                             --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income*                        0.08          0.21       0.22       0.19       0.17       0.17
   Net realized and unrealized gain (loss)
      on investments                             0.15         (4.73)      0.41       1.42       0.30       0.82
                                             --------      --------   --------   --------   --------   --------
      Total from investment operations           0.23         (4.52)      0.63       1.61       0.47       0.99
                                             --------      --------   --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income                         --           (0.22)     (0.22)     (0.19)     (0.16)     (0.23)
   Net increase (decrease) in net assets         0.23         (4.74)      0.41       1.42       0.31       0.76
                                             --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD               $   7.73      $   7.50   $  12.24   $  11.83   $  10.41   $  10.10
                                             ========      ========   ========   ========   ========   ========
TOTAL RETURN(B)                                  3.07%       (36.89)%     5.35%     15.52%      4.66%     10.63%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)          $113,930      $111,075   $192,718   $206,607   $195,725   $200,524
   Ratios to average net assets:
      Operating expenses                        0.245%**      0.245%     0.245%     0.245%     0.245%     0.245%
      Net investment income                      2.40%**       2.09%      1.76%      1.75%      1.64%      1.78%
   Portfolio turnover rate(c)                       5%***        14%        12%        10%         8%         9%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

**   Annualized.

***  Not Annualized.

                       See Notes to Financial Statements.

                       STATE STREET EQUITY 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

                                               FOR THE
                                              SIX MONTHS
                                                ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                               6/30/09       ENDED      ENDED      ENDED      ENDED      ENDED
                                             (UNAUDITED)   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                             -----------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE(a):
NET ASSET VALUE, BEGINNING OF PERIOD         $  7.49       $ 12.22    $ 11.82    $ 10.40    $ 10.10    $  9.33
                                             -------       -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income*                       0.08          0.20       0.21       0.18       0.16       0.16
   Net realized and unrealized gain (loss)
      on investments                            0.15         (4.72)      0.40       1.42       0.30       0.83
                                             -------       -------    -------    -------    -------    -------
      Total from investment operations          0.23         (4.52)      0.61       1.60       0.46       0.99
                                             -------       -------    -------    -------    -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income                        --           (0.21)     (0.21)     (0.18)     (0.16)     (0.22)
   Net increase (decrease) in net assets        0.23         (4.73)      0.40       1.42       0.30       0.77
                                             -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD               $  7.72       $  7.49    $ 12.22    $ 11.82    $ 10.40    $ 10.10
                                             =======       =======    =======    =======    =======    =======
TOTAL RETURN(B)                                 3.07%       (36.93)%     5.16%     15.41%      4.56%     10.51%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)          $55,264       $41,232    $70,965    $59,792    $39,086    $12,964
   Ratios to average net assets:
      Operating expenses                       0.345%**      0.345%     0.345%     0.345%     0.345%     0.345%
      Net investment income                     2.27%**       1.98%      1.67%      1.65%      1.56%      1.67%
   Portfolio turnover rate(c)                      5%***        14%        12%        10%         8%         9%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indictive of future results.

(c)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

**   Annualized.

***  Not Annualized.

                       See Notes to Financial Statements.

                       STATE STREET EQUITY 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

                                               FOR THE
                                              SIX MONTHS
                                                ENDED        YEAR       YEAR      PERIOD       PERIOD
                                               6/30/09       ENDED      ENDED      ENDED       ENDED
                                             (UNAUDITED)   12/31/08   12/31/07   12/31/06   12/31/05(a)
                                             -----------   --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD          $ 7.49       $ 12.23     $11.82     $10.40     $ 9.98
                                              ------       -------     ------     ------     ------
INVESTMENT OPERATIONS:
   Net investment income*                       0.07          0.17       0.16       0.15       0.08
   Net realized and unrealized gain (loss)
      on investments                            0.15         (4.72)      0.42       1.41       0.41
                                              ------       -------     ------     ------     ------
      Total from investment operations          0.22         (4.55)      0.58       1.56       0.49
                                              ------       -------     ------     ------     ------
LESS DISTRIBUTIONS FROM:
   Total distributions                            --         (0.19)     (0.17)     (0.14)     (0.07)
                                              ------       -------     ------     ------     ------
   Net increase (decrease) in net assets        0.22         (4.74)      0.41       1.42       0.42
                                              ------       -------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                $ 7.71       $  7.49     $12.23     $11.82     $10.40
                                              ======       =======     ======     ======     ======
TOTAL RETURN(C)                                 2.94%       (37.20)%     4.88%     15.02%      4.92%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)           $7,036       $ 4,975     $5,914     $3,104     $  105
   Ratios to average net assets:               0.695%**      0.695%     0.695%     0.695%     0.650%**
      Net investment income                     1.94%**       1.67%      1.33%      1.33%      1.37%**
   Portfolio turnover rate(d)                      5%***        14%        12%        10%         8%***

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

**   Annualized.

***  Not Annualized.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of June 30, 2009, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.44% at June 30, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for the Portfolio, as of June 30, 2009, in valuing the Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The Portfolio adopted the FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The summaries as of June 30, 2009, are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the years ended December 31, for ordinary income, was as follows:

                     2008         2007
                  ----------   ----------
Ordinary income   $4,441,676   $4,736,818

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income     $        532
Capital loss carryover             (17,139,387)
Post-October 2008 loss deferral     (4,876,646)
Unrealized depreciation            (37,228,712)
                                  ------------
Total                             $(59,244,213)
                                  ============

At December 31, 2008 the difference between book basis and tax basis components of net assets were primarily attributable to wash sale deferrals, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, reallocation adjustments due to REIT reclassification from ordinary income to long term gains, REIT adjustments for securities

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

sold, REIT capital gain distributions adjustment, redemption in-kind gains/losses and tax overdistribution.

For the period ended December 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

                                UNDISTRIBUTED
                  ACCUMULATED   NET INVESTMENT
PAID-IN CAPITAL   GAIN (LOSS)   INCOME (LOSS)
---------------   -----------   --------------
   $5,152,370     $(5,118,279)     $(34,091)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

At December 31, 2008, the Fund had capital loss carry forwards in the amount of $17,139,387, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

                                 EXPIRATION YEAR
--------------------------------------------------------------------------------
   2009         2010        2011      2012       2013       2014         2016
----------   ----------   -------   --------   --------   --------   -----------
$3,344,055   $7,776,419   $78,263   $357,924   $216,052   $634,808   $4,731,866
----------   ----------   -------   --------   --------   --------   -----------

At June 30, 2009, the cost of investments computed on a federal income tax basis was $158,516,974 resulting in $17,670,610 of unrealized depreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2008 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION - Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES - The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). In addition the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio's investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

average daily net assets of the Fund. For the six months ended June 30, 2009, the Fund paid State Street $38,910 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets in compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the six months ended June 30, 2009, the Fund's pro-rata share of these expenses amounted to $35,224.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the six months ended June 30, 2009, the Fund's Administrative Shares, Service Shares and Class R Shares accrued $77,450, $58,523, and $16,663, respectively, which are payable to financial intermediaries pursuant to the Rule 12b-1 plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 20, 2009. At the May 14th, 2009 Board Meeting, the Board of Trustees approved a plan to terminate ALPS Distributors, Inc., as the Fund's distributor. State Street Global Markets LLC became the Fund's distributor as of August 1, 2009.

Management has determined that there are no additional material events that would require disclosure in the Fund's financial statement through this date.

STATE STREET EQUITY 500 INDEX FUND
JUNE 30, 2009 (UNAUDITED)
GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31
(i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

DISTRIBUTOR (THROUGH JULY 31, 2009)
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR (FROM AUGUST 1, 2009)
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                                    JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
                                                    ---------------   -------------   -------------
Based on Actual Portfolio Return                       $1,000.00        $1,032.00         $0.23
Based on Hypothetical (5% return before expenses)      $1,000.00        $1,024.57         $0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2009 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 JUNE 30, 2009
----------------------                                 -------------
Common Stocks                                              97.6%
Money Market Funds                                          2.3
U.S. Government Securities                                  0.3
Liabilities in Excess of Assets                            (0.2)
                                                          -----
TOTAL                                                     100.0%
                                                          =====

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   JUNE 30, 2009
----------------------------------------------------   -------------
Information Technology                                     17.3%
Financials                                                 13.6
Health Care                                                13.3
Energy                                                     12.2
Consumer Staples                                           11.7
                                                          -----
TOTAL                                                      68.1%
                                                          =====

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 8.9%
Abercrombie & Fitch Co. Class A                            19,246   $        489
Amazon.Com, Inc.(a)                                        65,792          5,504
Apollo Group, Inc. Class A(a)                              21,729          1,545
AutoNation, Inc.(a)                                        23,063            400
AutoZone, Inc.(a)                                           7,564          1,143
Bed Bath & Beyond, Inc.(a)                                 52,445          1,613
Best Buy Co., Inc.                                         70,719          2,368
Big Lots, Inc.(a)                                          16,227            341
Black & Decker Corp.                                       11,937            342
Carnival Corp.                                             87,950          2,266
CBS Corp. Class B                                         143,703            994
Centex Corp.                                               24,082            204
Coach, Inc.                                                67,028          1,802
Comcast Corp. Class A                                     587,648          8,515
D.R. Horton, Inc.                                          52,876            495
Darden Restaurants, Inc.                                   27,988            923
DeVry, Inc.                                                12,500            625
DIRECTV Group, Inc.(a)                                    109,477          2,705
Eastman Kodak Co.                                          54,482            161
eBay, Inc.(a)                                             221,403          3,793
Expedia, Inc.(a)                                           45,615            689
Family Dollar Stores, Inc.                                 26,858            760
Ford Motor Co.(a)                                         653,098          3,964
Fortune Brands, Inc.                                       30,545          1,061
GameStop Corp. Class A(a)                                  32,400            713
Gannett Co., Inc.                                          42,074            150
Gap, Inc.                                                  93,698          1,537
Genuine Parts Co.                                          33,709          1,131
Goodyear Tire & Rubber Co.(a)                              45,257            510
H&R Block, Inc.                                            66,915          1,153
Harley-Davidson, Inc.                                      48,001            778
Harman International Industries, Inc.                      15,921            299
Hasbro, Inc.                                               24,425            592
Home Depot, Inc.                                          345,912          8,174
Host Hotels & Resorts, Inc.                               123,665          1,038
International Game Technology                              62,219            989
Interpublic Group of Cos., Inc.(a)                        100,694            509
JC Penney Co., Inc.                                        44,310          1,272

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Johnson Controls, Inc.                                    123,186   $      2,676
KB HOME                                                    14,794            202
Kohl's Corp.(a)                                            62,833          2,686
Lennar Corp. Class A                                       27,931            271
Limited Brands                                             58,067            695
Lowe's Cos., Inc.                                         299,662          5,816
Macy's, Inc.                                               85,423          1,005
Marriot International, Inc. Class A                        62,049          1,369
Mattel, Inc.                                               73,376          1,178
McDonald's Corp.                                          226,725         13,034
McGraw-Hill, Inc.                                          63,566          1,914
Meredith Corp.                                              7,889            202
New York Times Co. Class A                                 22,922            126
Newell Rubbermaid, Inc.                                    51,593            537
News Corp. Class A                                        471,209          4,293
NIKE, Inc. Class B                                         79,452          4,114
Nordstrom, Inc.                                            32,733            651
O'Reilly Automotive, Inc.(a)                               28,700          1,093
Office Depot, Inc.(a)                                      51,256            234
Omnicom Group, Inc.                                        62,741          1,981
Polo Ralph Lauren Corp.                                    10,615            568
Pulte Homes, Inc.                                          41,426            366
Radioshack Corp.                                           26,203            366
Scripps Networks Interactive, Inc. Class A                 16,835            469
Sears Holdings Corp.(a)                                    11,874            790
Snap-On, Inc.                                              11,612            334
Stanley Works                                              17,483            592
Staples, Inc.                                             148,033          2,986
Starbucks Corp.(a)                                        152,361          2,116
Starwood Hotels & Resorts Worldwide, Inc.                  38,947            865
Target Corp.                                              153,916          6,075
Tiffany & Co.                                              26,380            669
Time Warner Cable, Inc.                                    70,971          2,248
Time Warner, Inc.                                         244,591          6,161
TJX Cos., Inc.                                             84,806          2,668
V.F. Corp.                                                 18,193          1,007
Viacom, Inc. Class B(a)                                   125,122          2,840
Walt Disney Co.                                           378,445          8,829
Washington Post Co. Class B                                 1,260            444
Whirlpool Corp.                                            13,761            586

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Wyndham Worldwide Corp.                                    34,299   $        416
Wynn Resorts, Ltd.(a)                                      14,300            505
Yum! Brands, Inc.                                          92,892          3,097
                                                                    ------------
                                                                         150,621
                                                                    ------------
CONSUMER STAPLES - 11.7%
Altria Group, Inc.                                        421,999          6,917
Archer-Daniels-Midland Co.                                132,324          3,542
Avon Products, Inc.                                        88,560          2,283
Brown-Forman Corp. Class B                                 21,055            905
Campbell Soup Co.                                          43,265          1,273
Clorox Co.                                                 29,243          1,633
Coca-Cola Co.                                             407,411         19,552
Coca-Cola Enterprises, Inc.                                62,501          1,041
Colgate-Palmolive Co.                                     102,401          7,244
ConAgra Foods, Inc.                                        89,175          1,700
Constellation Brands, Inc. Class A(a)                      37,426            475
Costco Wholesale Corp.                                     89,489          4,090
CVS Caremark Corp.                                        296,832          9,460
Dean Foods Co.(a)                                          37,858            726
Dr Pepper Snapple Group, Inc.(a)                           51,300          1,087
Estee Lauder Cos, Inc. Class A                             23,252            760
General Mills, Inc.                                        66,432          3,721
H.J. Heinz Co.                                             63,269          2,259
Hormel Foods Corp.                                         13,400            463
Kellogg Co.                                                50,735          2,363
Kimberly-Clark Corp.                                       84,900          4,451
Kraft Foods, Inc. Class A                                 299,909          7,600
Kroger Co.                                                134,476          2,965
Lorillard, Inc.                                            33,861          2,295
McCormick & Co., Inc.                                      27,653            899
Molson Coors Brewing Co., Class B                          31,062          1,315
Pepsi Bottling Group, Inc.                                 26,753            905
PepsiCo, Inc.                                             318,656         17,513
Philip Morris International, Inc.                         400,499         17,470
Procter & Gamble Co.                                      595,119         30,411
Reynolds American, Inc.                                    33,187          1,282
Safeway, Inc.                                              89,664          1,826

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Sara Lee Corp.                                            139,034   $      1,357
SuperValu, Inc.                                            41,948            543
Sysco Corp.                                               119,109          2,678
The Hershey Company                                        34,982          1,259
The J.M. Smucker Co.                                       25,260          1,229
Tyson Foods, Inc., Class A                                 57,835            729
Wal-Mart Stores, Inc.                                     456,802         22,127
Walgreen Co.                                              201,718          5,930
Whole Foods Market, Inc.                                   30,633            581
                                                                    ------------
                                                                         196,859
                                                                    ------------
ENERGY - 12.2%
Anadarko Petroleum Corp.                                  101,026          4,586
Apache Corp.                                               68,525          4,944
Baker Hughes, Inc.                                         62,278          2,269
BJ Services Co.                                            60,448            824
Cabot Oil & Gas Corp.                                      20,300            622
Cameron International Corp.(a)                             45,100          1,276
Chesapeake Energy Corp.                                   116,682          2,314
Chevron Corp.(d)                                          409,346         27,119
ConocoPhillips                                            303,730         12,775
Consol Energy, Inc.                                        35,773          1,215
Denbury Resources, Inc.(a)                                 47,800            704
Devon Energy Corp.                                         90,751          4,946
Diamond Offshore Drilling, Inc.                            14,500          1,204
El Paso Corp.                                             146,692          1,354
ENSCO International, Inc.                                  29,177          1,017
EOG Resources, Inc.                                        50,617          3,438
EQT Corp.                                                  26,800            936
ExxonMobil Corp.(d)                                       998,072         69,775
FMC Technologies, Inc.(a)                                  25,400            954
Halliburton Co.                                           180,834          3,743
Hess Corp.                                                 57,501          3,091
Marathon Oil Corp.                                        142,977          4,308
Massey Energy Co.                                          19,300            377
Murphy Oil Corp.                                           39,041          2,121
Nabors Industries, Ltd.(a)                                 58,704            915
National Oilwell Varco, Inc.(a)                            86,557          2,827
Noble Energy, Inc.                                         34,810          2,053
Occidental Petroleum Corp.                                165,044         10,862
Peabody Energy Corp.                                       54,024          1,629
Pioneer Natural Resources Co.                              25,300            645

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
Questar Corp.                                              35,968   $      1,117
Range Resources Corp.                                      31,400          1,300
Rowan Cos., Inc.                                           25,320            489
Schlumberger, Ltd.                                        245,175         13,266
Smith International, Inc.                                  42,934          1,106
Southwestern Energy Co.(a)                                 70,800          2,751
Spectra Energy Corp.                                      129,598          2,193
Sunoco, Inc.                                               24,884            577
Tesoro Corp.                                               26,365            336
Valero Energy Corp.                                       113,109          1,910
Williams Cos., Inc.                                       117,268          1,831
XTO Energy, Inc.                                          119,352          4,552
                                                                    ------------
                                                                         206,271
                                                                    ------------
FINANCIALS - 13.6%
AFLAC, Inc.                                                96,490          3,000
Allstate Corp.                                            110,906          2,706
American Express Co.                                      244,064          5,672
American International Group, Inc.                        556,666            646
Ameriprise Financial, Inc.                                 54,007          1,311
AON Corp.                                                  57,247          2,168
Apartment Investment & Management Co. Class A              29,552            262
Assurant, Inc.                                             25,031            603
AvalonBay Communities, Inc.                                15,398            861
Bank of America Corp.                                   1,651,371         21,798
Bank of New York Mellon Corp.                             244,085          7,154
BB&T Corp.                                                131,270          2,885
Boston Properties, Inc.                                    28,767          1,372
Capital One Financial Corp.                                90,363          1,977
CB Richard Ellis Group, Inc. Class A(a)                    47,275            443
Charles Schwab Corp.                                      193,893          3,401
Chubb Corp.                                                70,575          2,815
Cincinnati Financial Corp.                                 31,214            698
CIT Group, Inc.                                            75,542            162
Citigroup, Inc.                                         1,128,102          3,350
CME Group, Inc.                                            13,391          4,166
Comerica, Inc.                                             31,744            671

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Developers Diversified Realty Corp.                         1,467   $          7
Discover Financial Services                                95,905            985
E*Trade Financial Corp.(a)                                232,015            297
Equity Residential                                         55,457          1,233
Federated Investors, Inc. Class B                          18,970            457
Fifth Third Bancorp                                       150,016          1,065
First Horizon National Corp.(a)                            41,999            504
Franklin Resources, Inc.                                   31,380          2,260
Genworth Financial, Inc. Class A                           96,251            673
Goldman Sachs Group, Inc.                                 103,134         15,206
Hartford Financial Services Group, Inc.                    67,797            805
HCP, Inc.                                                  56,500          1,197
Health Care REIT, Inc.                                     21,400            730
Hudson City Bancorp, Inc.                                 103,492          1,375
Huntington Bancshares, Inc.                               118,556            496
IntercontinentalExchange, Inc.(a)                          14,980          1,711
Invesco Ltd.                                               84,800          1,511
J.P. Morgan Chase & Co.                                   796,615         27,173
Janus Capital Group, Inc.                                  36,007            410
KeyCorp                                                   144,575            758
Kimco Realty Corp.                                         64,969            653
Legg Mason, Inc.                                           31,142            759
Leucadia National Corp.(a)                                 35,436            747
Lincoln National Corp.                                     62,492          1,075
Loews Corp.                                                72,831          1,996
M & T Bank Corp.                                           15,937            812
Marsh & McLennan Cos., Inc.                               108,453          2,183
Marshall & Ilsley Corp.                                    80,193            385
Mastercard, Inc. Class A                                   14,500          2,426
MBIA, Inc.(a)                                              31,984            139
MetLife, Inc.                                             167,496          5,027
Moody's Corp.                                              38,966          1,027
Morgan Stanley                                            276,030          7,870
NASDAQ OMX Group, Inc.(a)                                  28,600            609
Northern Trust Corp.                                       48,506          2,604
NYSE Euronext                                              52,300          1,425
Paychex, Inc.                                              64,838          1,634
People's United Financial Inc.                             68,100          1,024
PNC Financial Services Group, Inc.                         94,017          3,649

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
FINANCIALS (CONTINUED)
Principal Financial Group, Inc.                            64,591   $      1,217
Progressive Corp.(a)                                      140,601          2,124
ProLogis                                                   87,391            704
Prudential Financial, Inc.                                 93,939          3,496
Public Storage, Inc.                                       25,387          1,662
Regions Financial Corp.                                   227,189            918
Simon Property Group, Inc.                                 56,883          2,926
SLM Corp.(a)                                               91,354            938
State Street Corp.(b)                                     100,825          4,759
SunTrust Banks, Inc.                                       97,418          1,603
T. Rowe Price Group, Inc.                                  53,375          2,224
Torchmark Corp.                                            18,421            682
Total System Services, Inc.                                37,775            506
Travelers Cos, Inc.                                       120,104          4,929
U.S. Bancorp                                              386,952          6,934
Unum Group                                                 67,029          1,063
Ventas, Inc.                                               32,100            959
Vornado Realty Trust                                       32,433          1,460
Wells Fargo Co.                                           950,749         23,065
Western Union Co.                                         146,885          2,409
XL Capital, Ltd. Class A                                   65,468            750
Zions Bancorp                                              21,753            251
                                                                    ------------
                                                                         228,597
                                                                    ------------
HEALTH CARE - 13.3%
Abbott Laboratories                                       316,606         14,893
Aetna, Inc.                                                93,850          2,351
Allergan, Inc.                                             62,092          2,954
AmerisourceBergen Corp.                                    59,786          1,061
Amgen, Inc.(a)                                            206,736         10,945
Baxter International, Inc.                                125,561          6,650
Becton, Dickinson & Co.                                    49,597          3,537
Biogen Idec, Inc.(a)                                       61,231          2,765
Boston Scientific Corp.(a)                                303,534          3,078
Bristol-Myers Squibb Co.                                  403,938          8,204
C.R. Bard, Inc.                                            19,697          1,466
Cardinal Health, Inc.                                      72,357          2,210
Celgene Corp.(a)                                           95,018          4,546
Cephalon, Inc.(a)                                          15,600            884
CIGNA Corp.                                                53,596          1,291

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Coventry Health Care, Inc.(a)                              27,603   $        516
DaVita, Inc.(a)                                            20,300          1,004
Dentsply International Inc.                                30,300            925
Eli Lilly & Co.                                           206,475          7,152
Express Scripts, Inc.(a)                                   54,999          3,781
Forest Laboratories, Inc.(a)                               62,402          1,567
Genzyme Corp.(a)                                           56,192          3,128
Gilead Sciences, Inc.(a)                                  185,899          8,708
Hospira, Inc.(a)                                           31,703          1,221
Humana, Inc.(a)                                            35,107          1,133
Intuitive Surgical, Inc.(a)                                 8,100          1,326
Johnson & Johnson                                         564,749         32,078
King Pharmaceuticals, Inc.(a)                              48,592            468
Laboratory Corp. of America Holdings(a)                    22,222          1,506
Life Technologies Corp.(a)                                 36,587          1,526
McKesson Corp.                                             55,655          2,449
Medco Health Solutions, Inc.(a)                           101,268          4,619
Medtronic, Inc.                                           228,178          7,961
Merck & Co., Inc.                                         429,319         12,004
Millipore Corp.(a)                                         11,135            782
Mylan Inc.(a)                                              60,109            784
Patterson Cos., Inc.(a)                                    18,294            397
Pfizer, Inc.                                            1,380,671         20,710
Quest Diagnostics, Inc.                                    31,800          1,794
Schering-Plough Corp.                                     331,855          8,336
St. Jude Medical, Inc.(a)                                  71,426          2,936
Stryker Corp.                                              48,789          1,939
Tenet Healthcare Corp.(a)                                  97,770            276
UnitedHealth Group, Inc.                                  248,296          6,202
Varian Medical Systems, Inc.(a)                            25,560            898
Watson Pharmaceuticals, Inc.(a)                            20,646            696
Wellpoint, Inc.(a)                                        100,638          5,121
Wyeth                                                     273,387         12,409
Zimmer Holdings, Inc.(a)                                   46,252          1,970
                                                                    ------------
                                                                         225,157
                                                                    ------------
INDUSTRIALS - 9.9%
3M Co.                                                    141,572          8,509
Amphenol Corp. Class A                                     34,300          1,085
Avery Dennison Corp.                                       21,588            554
Boeing Co.                                                148,288          6,302

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
INDUSTRIALS (CONTINUED)
Burlington Northern Santa Fe Corp.                         57,282   $      4,213
Caterpillar, Inc.                                         123,379          4,076
CH Robinson Worldwide, Inc.                                33,761          1,761
Cintas Corp.                                               25,088            573
Cooper Industries, Ltd. Class A                            35,334          1,097
CSX Corp.                                                  82,438          2,855
Cummins, Inc.                                              40,358          1,421
Danaher Corp.                                              52,786          3,259
Deere & Co.                                                85,137          3,401
Dover Corp.                                                36,795          1,218
Eaton Corp.                                                34,595          1,543
Emerson Electric Co.                                      154,548          5,007
Equifax, Inc.                                              27,583            720
Expeditors International Washington, Inc.                  43,020          1,434
Fastenal Co.                                               25,500            846
FedEx Corp.                                                63,000          3,504
Flir Systems, Inc.(a)                                      28,900            652
Flowserve Corp.                                            11,800            824
Fluor Corp.                                                37,860          1,942
General Dynamics Corp.                                     79,361          4,396
General Electric Co.(d)                                 2,167,833         25,407
Goodrich Co.                                               24,445          1,222
Honeywell International, Inc.                             150,481          4,725
Illinois Tool Works, Inc.                                  78,071          2,915
Iron Mountain, Inc.(a)                                     37,500          1,078
ITT Industries, Inc.                                       37,992          1,691
Jacobs Engineering Group, Inc.(a)                          25,500          1,073
L-3 Communications Holdings, Inc.                          24,803          1,721
Leggett & Platt, Inc.                                      34,298            522
Lockheed Martin Corp.                                      67,952          5,480
Manitowoc Co., Inc.                                        24,000            126
Masco Corp.                                                77,723            745
Monster Worldwide, Inc.(a)                                 22,609            267
Norfolk Southern Corp.                                     75,855          2,857
Northrop Grumman Corp.                                     67,411          3,079
PACCAR, Inc.                                               73,874          2,402
Pall Corp.                                                 22,209            590

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Parker-Hannifin Corp.                                      31,803   $      1,366
Pitney Bowes, Inc.                                         40,027            878
Precision Castparts Corp.                                  28,507          2,082
Quanta Services, Inc.(a)                                   39,800            921
R.R. Donnelley & Sons Co.                                  38,309            445
Raytheon Co.                                               82,282          3,656
Republic Services, Inc.                                    66,303          1,618
Robert Half International, Inc.                            30,640            724
Rockwell Automation, Inc.                                  27,505            883
Rockwell Collins, Inc.                                     32,831          1,370
Ryder Systems, Inc.                                         9,821            274
Southwest Airlines Co.                                    147,786            995
Stericycle, Inc.(a)                                        17,100            881
Textron, Inc.                                              56,939            550
Thermo Fisher Scientific, Inc.(a)                          86,424          3,524
Union Pacific Corp.                                       102,968          5,361
United Parcel Service, Inc. Class B                       202,846         10,140
United Technologies Corp.                                 191,978          9,975
W.W. Grainger, Inc.                                        13,569          1,111
Waste Management, Inc.                                     98,639          2,778
                                                                    ------------
                                                                         166,624
                                                                    ------------
INFORMATION TECHNOLOGY - 17.3%
Adobe Systems, Inc.(a)                                    107,957          3,055
Advanced Micro Devices, Inc.(a)                           114,986            445
Affiliated Computer Services, Inc. Class A(a)              18,737            832
Agilent Technologies, Inc.(a)                              73,968          1,502
Akamai Technologies, Inc.(a)                               34,224            656
Altera Corp.                                               58,354            950
Analog Devices, Inc.                                       58,969          1,461
Apple Inc.(a)                                             182,584         26,006
Applied Materials, Inc.                                   275,907          3,027
Autodesk, Inc.(a)                                          46,376            880
Automatic Data Processing, Inc.                           103,917          3,683
BMC Software, Inc.(a)                                      38,821          1,312
Broadcom Corp. Class A(a)                                  88,159          2,186
CA, Inc.                                                   78,299          1,365
CIENA Corp.(a)                                             14,529            150
Cisco Systems, Inc.(a)                                  1,177,719         21,953
Citrix Systems, Inc.(a)                                    36,867          1,176

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions
Corp. Class A(a)                                           58,584   $      1,564
Computer Sciences Corp.(a)                                 30,344          1,344
Compuware Corp.(a)                                         51,350            352
Convergys Corp.(a)                                         20,035            186
Corning, Inc.                                             318,576          5,116
Dell, Inc.(a)                                             357,950          4,915
Dun & Bradstreet Corp.                                     11,000            893
Electronic Arts, Inc.(a)                                   67,600          1,468
EMC Corp.(a)                                              413,084          5,411
Fidelity National Information Services, Inc.               36,777            734
Fiserv, Inc.(a)                                            32,352          1,479
Google, Inc. Class A(a)                                    48,990         20,654
Harris Corp.                                               26,400            749
Hewlett-Packard Co.                                       490,616         18,962
IMS Health, Inc.                                           34,832            442
Intel Corp.                                             1,138,656         18,845
International Business Machines Corp.                     269,842         28,177
Intuit, Inc.(a)                                            65,563          1,846
Jabil Circuit, Inc.                                        39,951            296
Juniper Networks, Inc.(a)                                 106,193          2,506
KLA-Tencor Corp.                                           34,105            861
Lexmark International Group, Inc. Class A(a)               15,842            251
Linear Technology Corp.                                    43,763          1,022
LSI Corp.(a)                                              136,962            625
McAfee, Inc.(a)                                            31,200          1,316
MEMC Electronic Materials, Inc.(a)                         45,478            810
Microchip Technology, Inc.                                 37,089            836
Micron Technology, Inc.(a)                                170,662            864
Microsoft Corp.(d)                                      1,566,135         37,227
Molex, Inc.                                                31,305            487
Motorola, Inc.                                            473,765          3,141
National Semiconductor Corp.                               39,396            494
NetApp, Inc.(a)                                            66,557          1,313
Novell, Inc.(a)                                            68,720            311
Novellus Systems, Inc.(a)                                  20,030            335

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
NVIDIA Corp.(a)                                           108,256   $      1,222
Oracle Corp.                                              773,362         16,565
PerkinElmer, Inc.                                          21,118            368
QLogic Corp.(a)                                            24,322            308
QUALCOMM, Inc.                                            339,111         15,328
Salesforce.com, Inc.(a)                                    21,200            809
SanDisk Corp.(a)                                           46,167            678
Sun Microsystems, Inc.(a)                                 153,941          1,419
Symantec Corp.(a)                                         165,863          2,581
Tellabs, Inc.(a)                                           73,830            423
Teradata Corp.(a)                                          33,520            785
Teradyne, Inc.(a)                                          27,649            190
Texas Instruments, Inc.                                   261,399          5,568
VeriSign, Inc.(a)                                          37,521            693
Waters Corp.(a)                                            20,865          1,074
Western Digital Corp.(a)                                   45,500          1,206
Xerox Corp.                                               180,034          1,167
Xilinx, Inc.                                               58,102          1,189
Yahoo!, Inc.(a)                                           281,919          4,415
                                                                    ------------
                                                                         292,459
                                                                    ------------
MATERIALS - 3.3%
Air Products & Chemicals, Inc.                             43,209          2,791
AK Steel Holding Corp.                                     20,000            384
Alcoa, Inc.                                               202,249          2,089
Allegheny Technologies, Inc.                               20,328            710
Ball Corp.                                                 19,662            888
Bemis Co., Inc.                                            21,162            533
CF Industries Holdings, Inc.                                9,750            723
Dow Chemical Co.                                          222,028          3,584
E.I. Du Pont de Nemours & Co.                             184,712          4,732
Eastman Chemical Co.                                       14,204            538
Ecolab, Inc.                                               32,966          1,285
Freeport-McMoRan Copper & Gold, Inc. Class B               84,352          4,227
International Flavors & Fragrances, Inc.                   17,531            574
International Paper Co.                                    90,511          1,369
MeadWestvaco Corp.                                         32,320            530
Monsanto Co.                                              111,755          8,308
Newmont Mining Corp.                                      100,206          4,095
Nucor Corp.                                                64,954          2,886

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS (CONTINUED)
MATERIALS (CONTINUED)
Owens-Illinois, Inc.(a)                                    35,200   $        986
Pactiv Corp.(a)                                            28,515            619
Plum Creek Timber Co., Inc.                                33,011            983
PPG Industries, Inc.                                       34,371          1,509
Praxair, Inc.                                              63,411          4,507
Sealed Air Corp.                                           34,592            638
Sherwin-Williams Co.                                       20,096          1,080
Sigma-Aldrich Corp.                                        23,934          1,186
Titanium Metals Corp.                                      16,600            153
United States Steel Corp.                                  29,478          1,054
Vulcan Materials Co.                                       25,961          1,119
Weyerhaeuser Co.                                           41,537          1,264
                                                                    ------------
                                                                          55,344
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.5%
American Tower Corp. Class A(a)                            79,700          2,513
AT&T, Inc.                                              1,207,550         29,996
CenturyTel, Inc.                                           19,441            597
Embarq Corp.                                               30,097          1,266
Fairpoint Communications, Inc.(c)                               8             --
Frontier Communications Corp.                              60,384            431
JDS Uniphase Corp.(a)                                      42,723            244
MetroPCS Communications, Inc.(a)                           51,700            688
Qwest Communications International, Inc.                  309,290          1,284
Sprint Nextel Corp.(a)                                    575,465          2,768
Verizon Communications, Inc.                              581,666         17,875
Windstream Corp.                                           90,013            752
                                                                    ------------
                                                                          58,414
                                                                    ------------
UTILITIES - 3.9%
AES Corp.(a)                                              139,895          1,624
Allegheny Energy, Inc.                                     33,059            848
Ameren Corp.                                               45,460          1,132
American Electric Power Co., Inc.                          96,852          2,798
CenterPoint Energy, Inc.                                   75,611            838
CMS Energy Corp.                                           45,756            553
Consolidated Edison, Inc.                                  55,052          2,060
Constellation Energy Group, Inc.                           38,914          1,034

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Dominion Resources, Inc.                                  121,562   $      4,063
DTE Energy Co.                                             33,384          1,068
Duke Energy Corp.                                         264,020          3,852
Dynegy, Inc. Class A(a)                                    82,690            188
Edison International                                       65,719          2,068
Entergy Corp.                                              40,498          3,139
Exelon Corp.                                              134,521          6,889
FirstEnergy Corp.                                          63,507          2,461
FPL Group, Inc.                                            83,821          4,766
Integrys Energy Group, Inc.                                14,716            441
Nicor, Inc.                                                 9,400            325
NiSource, Inc.                                             58,782            685
Northeast Utilities                                        37,300            832
Pepco Holdings, Inc.                                       41,700            560
PG&E Corp.                                                 75,526          2,903
Pinnacle West Capital Corp.                                20,160            608
PPL Corp.                                                  75,475          2,488
Progress Energy, Inc.                                      56,081          2,122
Public Service Enterprise Group, Inc.                     102,624          3,349
SCANA Corp.                                                25,100            815
Sempra Energy                                              49,786          2,471
Southern Co.                                              159,443          4,968
TECO Energy, Inc.                                          42,151            503
Wisconsin Energy Corp.                                     22,800            928
Xcel Energy, Inc.                                          91,751          1,689
                                                                    ------------
                                                                          65,068
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $1,528,520,087)                                                  1,645,414
                                                                    ------------

                                                      PAR AMOUNT
                                                         (000)
                                                     ------------
U.S. GOVERNMENT SECURITIES - 0.3%
United States Treasury Bill(d)(e)(f)
   0.2% due 09/10/09                                 $      4,815          4,813
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,813,481)                                                          4,813
                                                                    ------------

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                       MARKET
                                                        SHARES          VALUE
                                                         (000)          (000)
                                                     ------------   ------------
MONEY MARKET FUNDS - 2.3%
AIM Short Term Investment Prime Portfolio                  38,830   $     38,830
Federated Money Market Obligations Trust                      575            575
                                                                    ------------
TOTAL MONEY MARKET FUNDS (Cost $39,405,105)                               39,405
                                                                    ------------
TOTAL INVESTMENTS(g) + - 100.2%
(Cost $1,572,738,673)                                                  1,689,632
LIABILITIES IN EXCESS OF ASSETS - (0.2)%                                  (2,776)
                                                                    ------------
NET ASSETS - 100.0%                                                 $  1,686,856
                                                                    ============

----------
(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) All or part of this security has been designated as collateral for futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f)  Value determined based on Level 2 inputs established by FAS 157. (Note 2)

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                            NUMBER      UNREALIZED
                                                                              OF       DEPRECIATION
                                                                           CONTRACTS      (000)
                                                                           ---------   ------------
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long)
   Expiration Date 09/2009                                                    926        $(1,165)
                                                                                         -------
Total unrealized depreciation on open futures contracts purchased                        $(1,165)
                                                                                         =======

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2009 is listed in the Portfolio of Investments.

                                  SHARES                                                        INCOME EARNED
                                 PURCHASED         SHARES SOLD                                     FOR THE          REALIZED
                NUMBER OF         FOR THE            FOR THE        NUMBER OF       VALUE     SIX MONTHS ENDED        GAIN
SECURITY       SHARES HELD   SIX MONTHS ENDED   SIX MONTHS ENDED   SHARES HELD   AT 6/30/09        6/30/09       ON SHARES SOLD
DESCRIPTION    AT 12/31/08        6/30/09            6/30/09        AT 6/30/09      (000)           (000)             (000)
------------   -----------   ----------------   ----------------   -----------   ----------   ----------------   --------------
State Street
   Corp.          81,725          19,100               --            100,825       $4,759            $21               $--

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

ASSETS
   Investments in unaffiliated issuers at market
      (identified cost $1,568,389)                 $1,684,873
   Investments in non-controlled affiliates at
      market (identified cost $4,350) (Note 4)          4,759
                                                   ----------
                                                    1,689,632
   Investment securities sold                           1,330
   Dividends and interest                               2,271
                                                   ----------
      Total assets                                  1,693,233
LIABILITIES
   Investment securities purchased                      6,050
   Daily variation margin on futures contracts            265
   Management fees (Note 4)                                62
                                                   ----------
      Total liabilities                                 6,377
                                                   ----------
NET ASSETS                                         $1,686,856
                                                   ==========

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers          $ 19,392
   Dividend income - non-controlled affiliated
      issuer                                             21
   Interest                                              74
                                                   --------
      Total Investment Income                        19,487
                                                   --------
EXPENSES
   Management fees (Note 4)                             332
                                                   --------
      Total Expenses                                    332
                                                   --------
NET INVESTMENT INCOME                              $ 19,155
                                                   ========
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers              $(49,381)
   Futures contracts                                  3,942
                                                   --------
                                                    (45,439)
Net change in net unrealized appreciation
   (depreciation) on:
   Investments                                       81,989
   Futures contracts                                 (2,116)
                                                   --------
                                                     79,873
                                                   --------
Net realized and unrealized gain                     34,434
                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      $ 53,589
                                                   ========

                       See Notes to Financial Statements.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                             FOR THE
                                                                        SIX MONTHS ENDED     FOR THE YEAR
                                                                          JUNE 30, 2009          ENDED
                                                                           (UNAUDITED)     DECEMBER 31,2008
                                                                        ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                                   $   19,155        $    45,563
   Net realized loss on investments and futures contracts                     (45,439)           (19,853)
   Net change in net unrealized appreciation (depreciation)                    79,873           (897,802)
                                                                           ----------        -----------
      Net increase (decrease) in net assets resulting from
         operations                                                            53,589           (872,092)
                                                                           ----------        -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                                162,539            288,497
   Fair value of withdrawals                                                  (51,480)          (316,574)
                                                                           ----------        -----------
      Net increase (decrease) in net assets from capital transactions         111,059            (28,077)
                                                                           ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                                         164,648           (900,169)
NET ASSETS
   Beginning of Period                                                      1,522,208          2,422,377
                                                                           ----------        -----------
   End of Period                                                           $1,686,856        $ 1,522,208
                                                                           ==========        ===========

                       See Notes to Financial Statements.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                     SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED 6/30/09      ENDED        ENDED        ENDED        ENDED        ENDED
                                     (UNAUDITED)     12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
                                   --------------   ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of Period
      (in thousands)               $1,686,856       $1,522,208   $2,422,377   $2,766,696   $2,453,109   $2,767,467
   Ratios to average net assets:
      Operating expenses                0.045%**        0.045%        0.045%       0.045%       0.045%       0.045%
      Net investment income              2.59%**         2.30%         1.96%        1.94%        1.84%        1.97%
   Portfolio turnover rate*                 5%***          14%           12%          10%           8%           9%
   Total return(a)                       3.20%***      (37.02)%        5.49%       15.75%        4.87%       10.86%

----------
(a) Results represent past performance and are not indicative of future results.

*    The portfolio turnover rate excludes in-kind security transactions.

**   Annualized.

***  Not Annualized.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2009, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Portfolio's assets carried at fair value:

                                                QUOTED
                                              PRICES IN
                                                ACTIVE     SIGNIFICANT
                                             MARKETS FOR      OTHER       SIGNIFICANT
                                              IDENTICAL     OBSERVABLE   UNOBSERVABLE
                                                ASSETS        INPUTS        INPUTS
DESCRIPTION                                   (LEVEL 1)     (LEVEL 2)      (LEVEL 3)       TOTAL
-----------                                  -----------   -----------   ------------   ----------
ASSETS:
COMMON STOCKS                                $1,645,414       $   --          $--       $1,645,414
U.S. GOVERNMENT SECURITIES                           --        4,813           --            4,813
MONEY MARKET FUNDS                               39,405           --           --           39,405
                                             ----------       ------          ---       ----------
TOTAL INVESTMENTS                             1,684,819        4,813           --        1,689,632
LIABILITIES:
INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS
   Futures contracts                             (1,165)                                    (1,165)
                                             ----------       ------          ---       ----------
TOTAL INVESTMENTS IN OTHER FINANCIAL
INSTRUMENTS                                      (1,165)          --           --           (1,165)
                                             ----------       ------          ---       ----------
TOTAL                                        $1,683,654       $4,813          $--       $1,688,467
                                             ==========       ======          ===       ==========

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted the provisions of FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at June 30, 2009:

LIABILITY DERIVATIVES(1) (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   -----
Futures Contracts         $--              $--              $--             $265              $--              $--         $265

(1) Statements of Assets and Liabilities location: Daily variation margin on futures contracts

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

REALIZED GAIN (LOSS)(1) (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   -------
Futures Contracts         $--              $--              $--            $3,942             $--              $--        $3,942

CHANGE IN APPRECIATION (DEPRECIATION)(2) (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   -------
Futures Contracts         $--              $--              $--            $(2,116)           $--              $--        $(2,116)

(1) Statements of Operations location: Net realized gain (loss) on: Futures contracts

(2) Statements of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $202,423,545 and $66,166,854, respectively.

At June 30, 2009, the book cost of investments was $1,572,738,673 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $393,534,625 and $276,641,660, respectively, resulting in net appreciation of $116,892,965 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2009 is listed in the Portfolio of Investments.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

STATE STREET EQUITY 500 INDEX PORTFOLIO
JUNE 30, 2009 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET SHORT-TERM TAX EXEMPT
                                   BOND FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                   (UNAUDITED)

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                                    JANUARY 1, 2009   JUNE 30, 2009      PERIOD*
                                                    ---------------   -------------   -------------
Based on Actual Fund Return                            $1,000.00        $1,017.79         $1.10
Based on Hypothetical (5% return before expenses)      $1,000.00        $1,023.73         $1.10

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2009 was 0.22%, which includes the Fund's proportionate share of the expenses of the State Street Short -Term Tax Exempt Bond Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

ASSETS
   Investment in corresponding Portfolio, at value
      (identified cost $75,022,827) (Note 1)                $80,144,135
   Receivable from adviser (Note 3)                                 286
   Prepaid expenses                                               6,168
                                                            -----------
      Total assets                                           80,150,589
LIABILITIES
   Administration and custody fees (Note 3)                       3,325
   Transfer agent fees                                            4,055
   Registration and filing fees                                   1,029
   Professional fees                                             12,923
   Accrued expenses and other liabilities                         2,177
                                                            -----------
      Total liabilities                                          23,509
                                                            -----------
NET ASSETS                                                  $80,127,080
                                                            ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                          $78,837,813
   Undistributed net investment income                            3,438
   Accumulated net realized gain                                277,486
   Net unrealized appreciation on investments                 1,008,343
                                                            -----------
NET ASSETS                                                  $80,127,080
                                                            ===========
Shares of beneficial interest outstanding                     7,908,366
Offering, net asset value, and redemption price per share   $     10.13
                                                            ===========

                       See Notes to Financial Statements.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)             $1,058,488
   Expenses allocated from Portfolio (Note 3)                       (44,660)
                                                                 ----------
                                                                  1,013,828
                                                                 ----------
EXPENSES
   Transfer agent fees (Note 3)                                      23,706
   Administration and custody fees (Note 3)                          18,641
   Professional fees                                                 12,855
   Insurance fees                                                     4,497
   Registration and filing fees                                         140
   Other expenses                                                     3,146
                                                                 ----------
      Total Expenses                                                 62,985
   Less: Fee reimbursements by Investment Adviser (Note 3)          (11,680)
                                                                 ----------
      Total Net Expenses                                             51,305
                                                                 ----------
NET INVESTMENT INCOME                                            $  962,523
                                                                 ==========
REALIZED AND UNREALIZED GAIN
Net realized gain allocated from Portfolio on investments        $  277,486
Change in net unrealized appreciation allocated from Portfolio      405,327
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,645,336
                                                                 ==========

                       See Notes to Financial Statements.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE
                                                                SIX MONTHS ENDED        FOR THE
                                                                  JUNE 30, 2009       YEAR ENDED
                                                                   (UNAUDITED)     DECEMBER 31, 2008
                                                                ----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                         $     962,523       $   1,603,680
   Net realized gain on investments                                    277,486                  --
   Change in net unrealized appreciation                               405,327             577,698
                                                                 -------------       -------------
   Net increase in net assets resulting from operations              1,645,336           2,181,378
                                                                 -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (962,523)         (1,603,680)
                                                                 -------------       -------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                                         700,000          60,000,000
   Reinvestment of distributions                                       962,530           1,603,680
   Shares redeemed                                                 (23,525,388)         (1,311,807)
                                                                 -------------       -------------
      Net increase (decrease) from capital share transactions      (21,862,858)         60,291,873
                                                                 -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                              (21,180,045)         60,869,571
NET ASSETS
Beginning of Period                                                101,307,125          40,437,554
                                                                 -------------       -------------
End of Period                                                    $  80,127,080       $ 101,307,125
                                                                 =============       =============
Accumulated undistributed net investment income                  $       3,438       $       3,438
                                                                 -------------       -------------
CHANGES IN SHARES:
   Shares sold                                                          69,102           5,996,040
   Reinvestment of distributions                                        94,888             160,214
   Shares redeemed                                                  (2,322,478)           (130,612)
                                                                 -------------       -------------
      Net increase (decrease) in shares                             (2,158,488)          6,025,642
                                                                 =============       =============

                       See Notes to Financial Statements.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       SIX MONTHS
                                                         ENDED
                                                     JUNE 30, 2009   YEAR ENDED     YEAR ENDED
                                                      (UNAUDITED)    12/31/2008   12/31/2007(e)
                                                     -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE(a):
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.06        $  10.01      $ 10.00
                                                       -------        --------      -------
INVESTMENT OPERATIONS:
   Net investment income*                                 0.11            0.23         0.31
   Net realized and unrealized gain on investments        0.07            0.06         0.01
                                                       -------        --------      -------
      Total from investment operations                    0.18            0.29         0.32
                                                       -------        --------      -------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 (0.11)          (0.24)       (0.31)
                                                       -------        --------      -------
NET ASSET VALUE, END OF PERIOD                         $ 10.13        $  10.06      $ 10.01
                                                       =======        ========      =======
TOTAL RETURN(b)                                           1.78%           2.93%        3.29%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                    $80,127        $101,307      $40,438
Ratios to average net assets(a) :
   Gross operating expenses                               0.24%**         0.33%        0.46%**
   Net operating expenses                                 0.22%**         0.20%        0.18%**
   Net investment income                                  2.16%**         2.34%        3.51%**
   Voluntary expense reimbursement(c)                     0.02%**         0.13%        0.02%**
   Portfolio turnover rate(d)                            22.48%***       88.99%       31.18%***

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net operating expense and the net investment income ratios shown above.

(d) Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

(e)  The Fund commenced operations on February 7, 2007.

* Net investment income per share is calculated using the average shares method.

**   Annualized.

***  Not annualized.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of June 30, 2009, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for the Portfolio, as of June 30, 2009, in valuing the Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implication of FAS 161 and there is no impact on the Fund's Financial Statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133"). FSP 133 requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP 133 is effective for fiscal years ending after November 15, 2007. FSP 133 applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Fund's Financial Statements.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles ("GAAP"). These differences are due in part to differing treatments for 12b-1 fees.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund has reviewed the tax positions for open years as of December 31, 2008 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years since inception through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION - Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

attributed to a fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly.

USE OF ESTIMATES - The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.10% of the Fund's average daily net assets through April 30, 2009. Effective May 1, 2009, SSgA FM has contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses, distribution and shareholder servicing fees) on an annual basis at 0.25% of the Fund's average daily net assets through April 30, 2010. For the six months ended June 30, 2009, SSgA FM reimbursed the Fund $11,680 under this agreement.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC ("SSGM"), an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. There are currently no eligible financial intermediaries receiving payments under Rule 12b-1, therefore, the Fund has not accrued any 12b-1 expenses during the six months ended June 30, 2009.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 20, 2009. At

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

the May 14, 2009 Board Meeting, the Board of Trustees approved a plan to terminate ALPS Fund Services, Inc., as the Funds' Transfer Agent and Distributor. Effective August 1, 2009, the Trustees appointed Boston Financial Data Services, Inc. and State Street Global Markets LLC, as the Funds' Transfer Agent and Distributor, respectively.

Management has determined that there are no additional material events that would require disclosure in the Funds' financial statements through this date.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2009

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT (THROUGH JULY 31, 2009)
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR (THROUGH JULY 31, 2009)
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT (FROM AUGUST 1, 2009)
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR (FROM AUGUST 1, 2009)
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
State Street Bank and Trust Company
P.O Box 5049
Boston, MA 02206

                       STATE STREET SHORT-TERM TAX EXEMPT
                                 BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                  (UNAUDITED)

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND PORTFOLIO

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period."

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009

                                                       BEGINNING          ENDING      EXPENSES PAID
                                                     ACCOUNT VALUE    ACCOUNT VALUE      DURING
                                                    JANUARY 1, 2009   JUNE 30, 2009      PERIOD *
                                                    ---------------   -------------   -------------
Based on Actual Portfolio Return                       $1,000.00        $1,018.20         $0.50
Based on Hypothetical (5% return before expenses)      $1,000.00        $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2009 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                     JUNE 30, 2009
----------------------                                     -------------
General Obligations                                            36.03%
Miscellaneous Revenue                                          16.29
Pre Refunded/Escrow to Maturity                                11.30
General Obligation State                                        9.62
Hospital                                                        6.25
Higher Education                                                4.80
Lease                                                           4.52
Transportation Revenue                                          3.41
Cash                                                            2.57
Water Revenue                                                   1.42
Industrial Development Revenue/Pollution Control Revenue        1.26
Water & Sewer                                                   1.20
Special Tax Revenue                                             0.72
Sales Tax Revenue                                               0.61
                                                              ------
TOTAL                                                         100.00%
                                                              ======

MATURITY LADDER*                                           JUNE 30, 2009
----------------                                           -------------
Less than 1 year                                               23.60%
1-2 years                                                      55.67
2-3 years                                                      20.73
                                                              ------
TOTAL                                                         100.00%
                                                              ======

*    The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY     PRINCIPAL
AND TITLE OF ISSUE                                               RATE        DATE        AMOUNT        VALUE
------------------                                             --------   ----------   ----------   ----------
TAX-EXEMPT OBLIGATIONS - 102.9%
ALABAMA - 1.3%
   City of Huntsville GO Unlimited, Series A, INS: FSA          5.400%    02/01/2010   $1,000,000   $1,024,620
                                                                                                    ----------
ALASKA - 7.4%
   City of Anchorage GO Unlimited, Series B, INS: MBIA          5.250%    07/01/2010    3,000,000    3,132,390
   Juneau City & Boro GO Unlimited, School, Series A            4.000%    06/01/2011    2,660,000    2,789,382
                                                                                                    ----------
                                                                                                     5,921,772
                                                                                                    ----------
ARIZONA - 8.9%
   City of Casa Grande Arizona, GO Unlimited, INS: FSA          3.500%    07/01/2010    1,000,000    1,027,770
   Maricopa County Arizona School District No 11, Peoria, GO
      Unlimited, INS: FSA                                       3.000%    07/01/2010    2,250,000    2,300,760
   Maricopa County Arizona School District No 66, Roosevelt
      Elementary, Series A, GO Unlimited, INS: FSA              4.000%    07/01/2010    2,380,000    2,440,381
   Pinal County Union High School District No 82 Casa Grande
      GO Unlimited, School Improvement - Project of 2006,
      Series B                                                  4.000%    07/01/2010    1,300,000    1,325,389
                                                                                                    ----------
                                                                                                     7,094,300
                                                                                                    ----------
CALIFORNIA - 5.4%
   California State Public Works Board Revenue Bonds,
   Department General Service Buildings 8 & 9 - A               4.000%    04/01/2012    1,260,000    1,273,293
      California Statewide Communities Development Authority
      Revenue Bonds, Lodi Memorial Hospital, Series A, INS:
      California Mortgage                                       4.000%    12/01/2011    1,000,000    1,024,160
   Golden Empire Schools Financing Authority California
      Lease Revenue Bonds, Kern High School District            4.000%    05/01/2010    1,500,000    1,521,645
   San Bernardino County Transportation Authority Revenue
      Bonds, Notes - Series A                                   4.000%    05/01/2012      500,000      519,035
                                                                                                    ----------
                                                                                                     4,338,133
                                                                                                    ----------
COLORADO - 1.4%
   Central Platte Valley Metropolitan District, Series A, GO
      Unlimited, LOC: BNP Paribas(a)                            5.000%    12/01/2009    1,110,000    1,122,765
                                                                                                    ----------
DELAWARE - 1.3%
   Delaware State Solid Waste Authority Revenue Bonds,
      INS: NPFGC                                                5.000%    06/01/2012    1,000,000    1,078,890
                                                                                                    ----------
GEORGIA - 5.2%
   Macon Water Authority & Sewage Revenue Bonds                 4.000%    10/01/2010      980,000    1,019,229
   State of Georgia, Series B, GO Unlimited                     5.000%    07/01/2010    3,000,000    3,135,060
                                                                                                    ----------
                                                                                                     4,154,289
                                                                                                    ----------

                          See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY     PRINCIPAL
AND TITLE OF ISSUE                                               RATE        DATE        AMOUNT        VALUE
------------------                                             --------   ----------   ----------   ----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)
ILLINOIS - 4.8%
   Chicago Illinois Park District, Personal Property
      Replacement, Series D, GO Unlimited                       5.000%    01/01/2011   $1,000,000   $1,049,130
   City of Chicago Illinois GO Unlimited, Series B, INS:
      AMBAC                                                     5.000%    01/01/2011    1,620,000    1,709,910
   State of Illinois, First Series, GO Unlimited, INS: FSA      5.250%    05/01/2010    1,075,000    1,115,334
                                                                                                    ----------
                                                                                                     3,874,374
                                                                                                    ----------
MARYLAND - 1.9%
   Baltimore County Maryland, Construction Public
      Improvement,  GO Unlimited                                5.250%    09/01/2010    1,170,000    1,233,238
   Maryland Health & Higher Educational Facilities Authority
      Revenue Bonds, University of Maryland Medical Systems,
      Series F                                                  4.000%    07/01/2010      310,000      312,809
                                                                                                    ----------
                                                                                                     1,546,047
                                                                                                    ----------
MONTANA - 0.8%
   Whitefish Montana Tax Allocation, Emergency Services
      Contract Project                                          3.000%    07/15/2011      605,000      614,063
                                                                                                    ----------
NEVADA - 7.6%
   Clark County Nevada, Bond Bank, GO Limited, INS: FGIC(b)     5.000%    06/01/2011    2,000,000    2,151,960
   Clark County School District GO Limited, Limited Tax-
      Building, Series A                                        5.000%    06/15/2010    2,700,000    2,794,473
   Truckee Meadows Nevada Water Authority Revenue Bonds,
      Series A, INS: FSA                                        5.500%    07/01/2009    1,180,000    1,180,000
                                                                                                    ----------
                                                                                                     6,126,433
                                                                                                    ----------
NEW JERSEY - 6.0%
   New Jersey Economic Development Authority Revenue Bonds,
      School Facilities Construction, Series Y                  5.000%    09/01/2010      850,000      878,798
   New Jersey Economic Development Authority Revenue Bonds,
      Transportation Project Sublease-Series A                  5.000%    05/01/2012    1,860,000    1,964,420
   New Jersey State Educational Facilities Authority Revenue
      Bonds, Higher Education Cap Improvement, Series B(b)      5.000%    09/01/2010    1,850,000    1,947,107
                                                                                                    ----------
                                                                                                     4,790,325
                                                                                                    ----------
NEW MEXICO - 1.9%
   State of New Mexico Severance Tax Revenue Bonds,
      Series A-2                                                3.000%    07/01/2010    1,500,000    1,535,790
                                                                                                    ----------

                       See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY     PRINCIPAL
AND TITLE OF ISSUE                                               RATE        DATE        AMOUNT        VALUE
------------------                                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)
NEW YORK - 13.6%
   City of New York GO Unlimited, Subseries B-1                 4.000%    09/01/2011   $2,000,000   $ 2,085,980
   City of New York, Series F, GO Unlimited                     5.000%    08/01/2010    1,000,000     1,040,580
   Erie County Industrial Development Agency Revenue Bonds,
      City School District, Buffalo Project -
      Series A, INS: FSA                                        5.000%    05/01/2010    1,500,000     1,551,330
   Nassau County GO Unlimited, Improvement, Series F,
      INS: FSA                                                  6.500%    03/01/2019      500,000       518,410
   Nassau County GO Unlimited, Improvement, Series F,
      INS: FSA                                                  6.500%    03/01/2020      500,000       518,410
   New York City Transitional Finance Authority Aid Revenue
      Bonds, Series S-2, INS: State Aid Withholding             5.000%    01/15/2011    1,500,000     1,563,330
   New York State Thruway Authority Service Contract Revenue
      Bonds, Bridge Service Contract                            3.000%    04/01/2010      750,000       762,360
   New York State Urban Development Corporation Revenue
      Bonds, State Personal Income Tax, Series A1               5.000%    12/15/2009      500,000       509,980
   Tobacco Settlement Financing Authority Revenue Bonds,
      Asset Backed, Series B                                    5.000%    06/01/2010    2,290,000     2,367,883
                                                                                                    -----------
                                                                                                     10,918,263
                                                                                                    -----------
NORTH CAROLINA - 3.1%
   Mecklenburg County North Carolina, Public Improvement,
      Series A, GO Unlimited                                    4.500%    04/01/2011    2,305,000     2,447,172
                                                                                                    -----------
OHIO - 1.3%
   State of Ohio Revenue Bonds, Higher Education Facilities,
      Series II-A                                               5.000%    12/01/2010    1,000,000     1,055,280
                                                                                                    -----------
OKLAHOMA - 1.2%
   Oklahoma State Capital Improvement Authority State
      Facilities Revenue Bonds, Higher Education Projects,
      Series F, INS: AMBAC                                      3.750%    07/01/2009    1,000,000     1,000,000
                                                                                                    -----------
PENNSYLVANIA - 4.9%
   Allegheny County Pennsylvania HDA Revenue Bonds,
      University of Pittsburgh Medical Center, Series B         5.000%    06/15/2011    1,000,000     1,039,160
   Lehigh County Pennsylvania General Purpose Hospital
      Revenue Bonds, Lehigh Valley Health Network,
      Series A, INS: FSA                                        4.000%    07/01/2010      800,000       823,168
   Pennsylvania Higher Educational Facilities Authority
      Revenue Bonds, Series AJ                                  5.000%    06/15/2012    1,860,000     2,035,435
                                                                                                    -----------
                                                                                                      3,897,763
                                                                                                    -----------

                       See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY     PRINCIPAL
AND TITLE OF ISSUE                                               RATE        DATE        AMOUNT        VALUE
------------------                                             --------   ----------   ----------   -----------
TAX-EXEMPT OBLIGATIONS (CONTINUED)
SOUTH CAROLINA - 2.7%
   South Carolina Transportation Infrastructure Bank Revenue
      Bonds, Series A, INS: AMBAC                               5.000%    10/01/2011   $2,000,000   $ 2,126,900
                                                                                                    -----------
TEXAS - 11.3%
   City of Austin Texas, Public Property Financial
      Contractual, GO Limited                                   5.000%    09/01/2010    1,000,000     1,049,630
   County of Williamson Texas, GO Unlimited, INS: FSA(b)        5.300%    02/15/2012    2,500,000     2,765,125
   Harris County Cultural Education Facilities Finance Corp
      Revenue Bonds, Methodist Hospital System                  5.000%    06/01/2012    2,000,000     2,114,920
   Texas A&M University Revenue Bonds, Financing System         3.700%    05/15/2011    1,000,000     1,046,930
   Texas State Public Finance Authority Revenue Bonds,
      INS: FGIC                                                 4.000%    02/01/2011    1,955,000     2,040,786
                                                                                                    -----------
                                                                                                      9,017,391
                                                                                                    -----------
VIRGINIA - 3.9%
   Commonwealth of Virginia, Series B, GO Unlimited             5.000%    06/01/2011    1,655,000     1,781,740
   Virginia State Public School Authority Revenue Bonds,
      Series VII                                                5.000%    04/15/2011    1,290,000     1,378,649
                                                                                                    -----------
                                                                                                      3,160,389
                                                                                                    -----------
WASHINGTON - 3.1%
   Tacoma Washington Electrical Systems Revenue Bonds,
      Series A, INS: FSA(b)                                     5.750%    01/01/2011    1,500,000     1,621,725
   Whatcom County Washington School District No. 506
      Nooksack Valley, GO Unlimited, INS: School
      Building Guaranty                                         4.000%    12/01/2009      815,000       826,524
                                                                                                    -----------
                                                                                                      2,448,249
                                                                                                    -----------
WISCONSIN - 3.9%
   South Milwaukee Wisconsin Promissory Notes, GO Unlimited,
      INS: MBIA                                                 4.375%    06/01/2010    1,000,000     1,030,250
   State of Wisconsin GO Unlimited, Series C                    4.000%    05/01/2011    2,000,000     2,100,820
                                                                                                    -----------
                                                                                                      3,131,070
                                                                                                    -----------
TOTAL TAX-EXEMPT OBLIGATIONS
   (Cost $81,415,925)                                                                                82,424,278
                                                                                                    -----------

                                                                                         SHARES
                                                                                       ----------
MONEY MARKET FUND - 2.7%
   State Street Institutional Tax Free Money Market Fund,
      Institutional Shares (at net asset value)(c)(d)                                   2,203,260     2,203,260
                                                                                                    -----------
TOTAL MONEY MARKET FUND
   (Cost $2,203,260)                                                                                  2,203,260
                                                                                                    -----------
TOTAL INVESTMENTS(E) + - 105.6% (COST $83,619,185)                                                   84,627,538
LIABILITIES IN EXCESS OF ASSETS - (5.6)%                                                             (4,482,343)
                                                                                                    -----------
NET ASSETS - 100.0%                                                                                 $80,145,195
                                                                                                    ===========

                       See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

----------
(a)  Floating Rate Note - Interest rate shown is rate in effect at June 30,
     2009.

(b)  Date shown is pre-refunded date.

(c)  Affiliated issuer. See table that follows for more information.

(d)  Value determined based on Level 1 inputs established by FAS 157. (Note 2)

(e) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 2)

+    See Note 2 of the Notes to financial statements.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
HDA       Hospital Development Authority
INS       Insured
MBIA      Municipal Bond Investors Assurance
NPFGC     National Public Finance Guarantee Corporation

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June 30, 2009 is listed in the Portfolio of Investments.

                                           SHARES
                         NUMBER OF       PURCHASED      SHARES SOLD                                   INCOME EARNED    REALIZED
                           SHARES         FOR THE         FOR THE         NUMBER OF                      FOR THE        GAIN
                            HELD         SIX MONTHS      SIX MONTHS         SHARES        VALUE AT      SIX MONTHS    ON SHARES
SECURITY DESCRIPTION   AT 12/31/2008   ENDED 6/30/09   ENDED 6/30/09   HELD AT 6/30/09     6/30/09    ENDED 6/30/09      SOLD
--------------------   -------------   -------------   -------------   ---------------   ----------   -------------   ---------
State Street
Institutional Tax
Free Money Market
Fund, Institutional
Shares                   10,110,420      23,195,907      31,103,067       2,203,260      $2,203,260        $18,891       $--

                       See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at market (identified
   cost $81,415,925)                                           $82,424,278
Investments in non-controlled affiliates at market
   (identified cost $2,203,260) (Note 4)                         2,203,260
                                                               -----------
   Total investments at market (identified cost $83,619,185)    84,627,538
Interest receivable                                              1,007,728
Dividend receivable from non-controlled affiliates (Note 4)            155
Receivable from adviser (Note 4)                                     7,647
Prepaid expenses                                                     6,316
                                                               -----------
   Total assets                                                 85,649,384
LIABILITIES
Investment securities purchased                                  5,468,598
Management fee (Note 4)                                              6,555
Administration and custody fees (Note 4)                             1,295
Professional fees                                                   24,843
Accrued expenses and other liabilities                               2,898
                                                               -----------
   Total Liabilities                                             5,504,189
                                                               -----------
NET ASSETS                                                     $80,145,195
                                                               ===========

                       See Notes to Financial Statements.

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                    $1,039,609
   Dividends - non-controlled affiliated issuer                    18,891
                                                               ----------
      Total Investment Income                                   1,058,500
EXPENSES
   Management fees (Note 4)                                        44,660
   Professional fees                                               25,034
   Administration and custody fees (Note 4)                         9,058
   Trustees' fees (Note 5)                                          5,931
   Insurance fees                                                   4,623
   Printing fees                                                    1,483
   Other expenses                                                     521
                                                               ----------
      Total Expenses                                               91,310
   Less: Fee waivers/reimbursements by investment adviser
      (Note 4)                                                    (46,650)
                                                               ----------
      Total Net Expenses                                           44,660
                                                               ----------
NET INVESTMENT INCOME                                          $1,013,840
                                                               ==========
REALIZED AND UNREALIZED GAIN
Net gain on investments                                        $  277,489
Net change in net unrealized appreciation on investments          405,330
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $1,696,659
                                                               ==========

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE
                                                             SIX MONTHS ENDED        FOR THE
                                                               JUNE 30, 2009        YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2008
                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                       $  1,013,840       $  1,672,162
   Net realized gain on investments                                 277,489                 --
   Change in net unrealized appreciation of investments             405,330            577,705
                                                               ------------       ------------
      Net increase in net assets resulting from operations        1,696,659          2,249,867
                                                               ------------       ------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                      708,986         60,026,469
   Fair value of withdrawals                                    (23,590,346)        (1,413,816)
                                                               ------------       ------------
      Net increase (decrease) in net assets from capital
         transactions                                           (22,881,360)        58,612,653
                                                               ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                           (21,184,701)        60,862,520
NET ASSETS
Beginning of period                                             101,329,896         40,467,376
                                                               ------------       ------------
End of period                                                  $ 80,145,195       $101,329,896
                                                               ============       ============

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                        SIX MONTHS
                                          ENDED          YEAR           YEAR
                                      JUNE 30, 2009      ENDED         ENDED
                                       (UNAUDITED)    12/31/2008   12/31/2007(B)
                                      -------------   ----------   -------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)     $80,145        $101,330      $40,467
   Ratios to average net assets:
      Gross operating expenses             0.20%*          0.23%        0.35%*
      Net operating expenses               0.10%*          0.10%        0.10%*
      Net investment income                2.27%*          2.44%        3.58%*
   Portfolio turnover rate                22.48%**        88.99%       31.18%**
   Total return(a)                         1.82%           3.04%        3.33%

----------
(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)  The Portfolio commenced operations on February 7, 2007.

*    Annualized.

**   Not annualized.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At June 30, 2009, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION - The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2009, in valuing the Portfolio's assets carried at fair value:

                          QUOTED PRICES IN
                         ACTIVE MARKETS FOR   SIGNIFICANT OTHER       SIGNIFICANT
                          IDENTICAL ASSETS    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
DESCRIPTION                   (LEVEL 1)           (LEVEL 2)            (LEVEL 3)           TOTAL
-----------              ------------------   -----------------   -------------------   -----------
TAX-EXEMPT OBLIGATIONS       $       --          $82,424,278              $--           $82,424,278
                             ----------          -----------              ---           -----------
MONEY MARKET FUND             2,203,260                   --               --             2,203,260
                             ----------          -----------              ---           -----------
TOTAL INVESTMENTS            $2,203,260          $82,424,278              $--           $84,627,538
                             ==========          ===========              ===           ===========

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implication of FAS 161 and there is no impact on the Portfolio's Financial Statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133"). FSP 133 requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP 133 is effective for fiscal years ending after November 15, 2007. FSP 133 applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Portfolio.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES - The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years since inception through 2008 remain subject to examination by the Portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES - The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $18,835,793 and $27,308,817, respectively.

At June 30, 2009, the book cost of investments was $83,619,185 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,063,896 and $55,543, respectively, resulting in net appreciation of $1,008,353 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets through April 30, 2009. For the six months ended June 30, 2009, the Adviser reimbursed the Portfolio $46,650 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee,

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

which is accrued daily at the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           ANNUAL PERCENTAGE OF
ASSET LEVELS                        AVERAGE AGGREGATE DAILY NET ASSETS
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02
Minimum annual fee for the trust:                $150,000

Effective August 1, 2009, the annual fees paid by the Trust to State Street for its services as administrator, custodian, and transfer agent for the Portfolios were revised as follows:

                                          ANNUAL PERCENTAGE OF
ASSET LEVELS                        AVERAGE AGGREGATE DAILY NET ASSETS
------------                        ----------------------------------
First $400 million                                   0.03%
Next $15 billion                                     0.02%
Thereafter                                           0.01%
Minimum annual fee for the trust:                $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2009

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
State Street Bank and Trust Company
P.O Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President

Date: September 1, 2009


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President
    (Principal Executive Officer)

Date: September 1, 2009


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer
    (Principal Financial Officer)

Date: September 1, 2009